Exception Grades
Run Date - 3/8/2024 4:40:49 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (2019-09-10): Desk Review provided. Exception cleared.	09/10/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	The lender contact name and contact NMLS ID were not provided.				Reviewer Comment (2019-09-04): Client has elected to Waive			09/04/2019	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed a finance charge of XXX, calculated finance charge are XXX, resulting in a variance of XXXX. To cure, provided corrected PC CD along with LOE to borrower and evidence of deliver.				Reviewer Comment (2019-09-09): XXXXX received required documents, exception is cleared. Seller Comment (2019-09-06): Disagree - the finance charge is correctly stated on the final CD. Please note that the affiliated XXXXX fee is not a finance charge.	09/09/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing evidence of tax and insurance verification for REO located at property XXXXX in the loan file.				Reviewer Comment (2019-11-22): HOA docs provided in trailing, exception cleared. Seller Comment (2019-11-19): Please see all attachments and please clear. Reviewer Comment (2019-11-13): Tax verification was provided however the images are still missing evidence of the HOA fee of $194.00 monthly used to qualify.	11/22/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Complete Contact Information not provided on the Final Closing Disclosure provided in the loan file.				Reviewer Comment (2019-11-11): Client elects to waive.			11/11/2019	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of the valuation to applicants three (3) business days prior to consummation.				Reviewer Comment (2019-11-22): Agree, appraisal provided within 3-business days of closing, exception cleared. Seller Comment (2019-11-22): Disagree- the appraisal receipt was received on XX/XX/XX which satisfies the 3 day period	11/22/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% +XXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX + XXX%, or XXX%.				Reviewer Comment (2019-12-09): Corrected PCCD provided itemizing lender credit for Underwriting Fee bringing total under QM threshold. Reviewer Comment (2019-11-22): Loan remains as HPML Non-Compliant due to failing QM points and Fees test. Exception remains. Seller Comment (2019-11-19): Agree - this is HPML	12/09/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.				Reviewer Comment (2019-12-09): Corrected PCCD provided itemizing lender credit for Underwriting Fee bringing total under QM threshold. Reviewer Comment (2019-11-22): Exception will be cleared once QM points and fees exception is cured/cleared. Exception remains. Seller Comment (2019-11-21): Yes we agree this is a HPML	12/09/2019			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of XXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXX (an overage of $XXX or XXX).	Points and Fees on subject loan of XXX% is in excess of the allowable maximum of XXX% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXX (an overage of $XXXor .1XXX).
Reviewer Comment (2019-12-09): Corrected PCCD provided itemizing lender credit for Underwriting Fee bringing total under QM threshold.

Reviewer Comment (2019-12-05): Per client settings a lump sum lender credit cannot be applied to specific fees, unless noted as such on the final CD in the column paid by Others. Exception remains.

Seller Comment (2019-11-26): As shown on the QM worksheet at p371 of the loan file, the lender credit paid for the $995 Underwriting Fee so the loan passes QM.  Also, only the affiliated AMC fee of $175.00 as shown on the Appraisal Invoice should be included in the QM calculation and not the total $460.00 appraisal fee.

Reviewer Comment (2019-11-22): Exception is for QM points and fees violation. QM Points in Fees test per QM breakdown provided excluded Underwriting Fee of $995 as a lender credit. Final CD indicates borrower paid and no credit allocated to the Underwriting Fee. Audit calculations total $15,865 / $506,601.85 = 3.13% above max threshold of 3%. Exception remains.

Seller Comment (2019-11-19): We Agree this loan is a HPML

Reviewer Comment (2019-11-13): APR is 5.67100% - APOR 3.62000% = 2.051%. The Threshold is 5.12%. File is an HPML. Please agree loan is an HPML. Exception remains.

																		12/09/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Home Improvement
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before [redacted];

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																																					C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).	Corrected PCCD itemizing lender credit for Underwriting Fee brings QM fees under threshold and moves loan status from non-QM to Temporary HPQM (GSE/Agency Eligible).				Reviewer Comment (2019-12-11): Client elects to waive			12/11/2019	2		A		B		B		B		A		CA	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided						Reviewer Comment (2020-01-17): Exception cleared	01/17/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		Secondary valuation not provided.				Reviewer Comment (2020-01-27): Desk review provided. Exception cleared.	01/27/2020			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.	Escrows for property taxes were not collected in section G.
Reviewer Comment (2020-02-04): Cure documentation received.

Seller Comment (2020-02-04): RTC Expired. Please update condition. Thank you

Reviewer Comment (2020-01-27): Required documents received; exception will be cured on XX/XX/XX, when RTC expires.

Seller Comment (2020-01-27): Rescission document, LOE and label

Seller Comment (2020-01-23): LOE and system proof of delivery

Reviewer Comment (2020-01-23): XXXXX received PCCD however cure is also LOE, reopen rescission, and proof of delivery. Exception XXXXX be cured once recession expires.

Seller Comment (2020-01-17): PCCD to show Property taxes are not being included in escrow.

																			02/04/2020		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing Third Party Verification for XXXXX and XXXXX.				Reviewer Comment (2020-01-17): Exception cleared Seller Comment (2020-01-17): VVOE Borrower: XXXXX - Third Party Verification for XXXXX.	01/17/2020			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Credit	Pending Internal Customer Final Collateral Package Review						Reviewer Comment (2020-02-21): Client has accepted the collateral package	02/21/2020			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Missing Secondary Valuation.		Pending Secondary Valuation required for securitization.				Reviewer Comment (2020-02-20): Secondary product provided to support origination value.	02/20/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Disclosure does not reflect Lender Contact and Contact NMLS ID.				Reviewer Comment (2020-02-20): Client Elects to waive			02/20/2020	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Loan is to be securitized and the supporting secondary valuation is missing.				Reviewer Comment (2021-08-25): XXXXX received.	08/25/2021			1	D	A	D	A	D	A	D	A	D	A		OR	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing HOA for XXXXX, showing total expenses in final 1003.				Reviewer Comment (2021-08-25): As per Property profile property XXXXX, is SFR and HOA verification not required hence exception clear Seller Comment (2021-08-24): XX/XX/XX: The property located at XXXXX does not contain HOA dues, the property is a SFR. Please see property profile report attached for verification.	08/25/2021			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file was missing a copy of the secondary valuation required for securitization purp[ose.				Reviewer Comment (2021-09-24): Desk review received, not a BPO. Reviewer Comment (2021-09-23): Received updated BPO on file on 0XX/XX/XX. updated and associated the same. Exception cleared. Reviewer Comment (2021-09-05): Secondary valuation is missing. Exception remains.	09/23/2021			1	D	A	D	A	D	A	D	A	D	A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Eligibility	Asset	Asset Verification Level is less than 4.	- Asset Verification Level: ___ Asset Verification Level: ___	One month statement provided for Wells Fargo when two are required.				Reviewer Comment (2021-09-14): Still not found two months bank statement for XXXXX hence Exception remains Reviewer Comment (2021-09-05): Missing 2 months bank statement for XXXXX. Exception remains.	09/14/2021			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Exception due to other QM failures. Exception will be cleared when other QM conditions are satisfied.				Reviewer Comment (2022-01-11): Third party verification provided. Seller Comment (2022-01-07): all docs needed uploaded Reviewer Comment (2021-09-14): Income doc missing. Exception remains	01/11/2022			1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Most recent signed dated tax returns not provided for XXX and missing Third party verification.
Reviewer Comment (2022-01-11): Third party verification provided.

Reviewer Comment (2022-01-10): Missing the Third Party Verification with business start date from the loan file.  The Business tax return extension is missing from the loan file.

Seller Comment (2022-01-07): P&L uploaded

Reviewer Comment (2021-10-27): Most recent signed dated tax returns not provided for XXXXX or extension. Exception remains.

Reviewer Comment (2021-09-14): For XXXXX- C-corp (Borrower- XXXXX) we require third-party verification of employment and most recent business tax return and transcript or extension, if applicable. exception remains

Reviewer Comment (2021-09-05): Received Third party verification for XXXXX. Still missing Third party verification for (XXXXX/S-Corp). Exception remains.

Seller Comment (2021-09-03): is anything needed for tax returns?

Reviewer Comment (2021-09-02): CPA letter missing. Exception remains.

Seller Comment (2021-09-02): 3rd party uploaded.  to clarify--do you need the XXXXX tax extension?

																		01/11/2022			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Most recent signed dated tax returns not provided for schedule C income. Borrower filed an extension for XXXXX for personal returns. Missing Third party verification.
Reviewer Comment (2022-01-10): Received the P&L for XXXXX.

Seller Comment (2022-01-07): uploaded

Reviewer Comment (2021-10-27): Missing Third party verification. Exceptions remains.

Reviewer Comment (2021-09-24): Please provide Third Party Verification/ CPA Letter/ Business License/VOE for Schedule C income. Received P&L Statement with name of XXXXX (D0203) and on final 1003 income listed as other. Exception remains.

Seller Comment (2021-09-23): please advise where this company is being listed--lender is asking for further clarification.  Also--what document can be obtained for 3rd party verification?

Reviewer Comment (2021-09-14): Third-party verification for XXXXX(Propreitorship) is missing and XXXXX P&L missing. Exception remains.

Seller Comment (2021-09-13): uploaded

Reviewer Comment (2021-09-05): Received Third party verification for XXXXX. Still missing Third party verification for  (XXXXX,XXXXX/Schedule C). Exception remains.

Seller Comment (2021-09-03): is anything needed for the tax returns?

Reviewer Comment (2021-09-02): Third party verification for XXXXX is missing and XXXXX P&L missing. Exception remains.

Seller Comment (2021-09-02): tax extension in file for personal returns which is where the schedule C is--please advise more details what is needed

																		01/10/2022			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Most recent signed dated tax return or transcript is missing for Schedule C. Borrower filed an extension for XXXXX for personal returns. Missing Third party verification.				Reviewer Comment (2022-01-10): Received the signed and dated P&L statement. Seller Comment (2022-01-07): third party info needed Reviewer Comment (2021-10-27): Missing Third party verification. Exception remains. Reviewer Comment (2021-09-14): Third-party verification for XXXXX(Propreitorship) is missing and XXXXX P&L missing. Exception remains. Seller Comment (2021-09-13): uploaded Reviewer Comment (2021-09-02): Third party verification for XXXXX is missing and XXXXX P&L missing. Exception remains. Seller Comment (2021-09-02): duplicate condition--please clarify what is neded	01/10/2022			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent signed dated tax returns not provided for XXX are not provided.
Reviewer Comment (2021-09-08): Client elects to waive.

Reviewer Comment (2021-09-05): The only thing that will clear this is XXXXX Return and the EV2-B level Exception is cited to make it clear that income used to qualify is over a year old and the due date of the current tax return has already passed . Exception remains.

Seller Comment (2021-09-03): with all the multiple conditions for tax returns and third party verifications it is very confusing to determine what is needed.  Please provide in detail what is needed for each business that has missing items

Reviewer Comment (2021-09-02): Tax return filing extension doesn't clear this exception. The only thing that will clear this is XXXXX returns and the EV2-B level exception is cited to make it clear the income used to qualify is over a year old and the due date of the current tax return has already passed. Exception will remain EV2

Seller Comment (2021-09-02): see notes on duplicate condition

																				09/08/2021	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Aus is missing from file.				Reviewer Comment (2021-09-02): Received AUS. Exception Cleared.	09/02/2021			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Missing Third party Verification (With Business Start Date) is missing from the loan file.				Reviewer Comment (2022-01-11): Corrected data capture based on SHQM (APOR) requirements.	01/11/2022			1		A		A		A		A		A		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Missing the tax filing extension for Business tax returns.				Reviewer Comment (2022-01-19): Client elects to waive. Buyer Comment (2022-01-18): Can waive once biz extensions provided Reviewer Comment (2022-01-11): Client to review. Extension provided.			01/19/2022	2		B		B		B		B		B		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Based on the application date more recent tax returns could have been available. A XXXXX extension was provided.				Reviewer Comment (2022-01-19): Client elects to waive. Reviewer Comment (2022-01-11): Missing business Form 7004 tax extension for XXXXX. Reviewer Comment (2022-01-11): Client to review. Extension provided.			01/19/2022	2		B		B		B		B		B		GA	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure is due to QM failure. The exception will be cleared once all QM specific exceptions have been cleared/cured.				Reviewer Comment (2022-01-19): Received current lease agreement and rental income has been recalculated based on the new lease. Cleared.	01/19/2022			1	B	A	C	A	B	A	C	A	B	A		SC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $40.00 exceeds tolerance of $25.00 plus 10% or $27.50. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $12.50. No valid COC provided, nor evidence of cure in file. Provide post close CD disclosing the tolerance cure to include a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made				Reviewer Comment (2021-11-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2021-11-04): Please advise if this condition is now satisfied. Seller Comment (2021-11-02): Please advise if this condition is now satisfied. Seller Comment (2021-10-27): Please see attached Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD to clear this condition.		11/05/2021		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $174.50 exceeds tolerance of $83.00. Insufficient or no cure was provided to the borrower.	Fee increase. File does not contain a valid COC for this fee, not evidence of cure. Provide post close CD disclosing the tolerance cure to include a copy of refund check for $91.50 , proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made				Reviewer Comment (2021-10-18): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery, Copy of Refund Check Seller Comment (2021-10-18): This was provided in the original upload of the file. Please see attached again for reference: LOX/PCCD with cure for 91.50 for credit report that was already sent to the borrower.	10/18/2021			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		For REO XXX, lender's final 1003 reflects $XXX, calculated figure using sch E is -$332.90.
Reviewer Comment (2022-01-19): Received current lease agreement and rental income has been recalculated based on the new lease. Cleared.

Reviewer Comment (2022-01-19): XX/XX/XX / SCH E used to determine rental loss

Seller Comment (2022-01-18): Please see attached Lease agreement reflecting $XXX until XX/XX/XX.

Reviewer Comment (2022-01-14): The loan file does not contain evidence of a Lease agreement reflecting $XXX per month until XX/XX/XX.  In regards to the calculation breakdown within the Lender Compliance email.  The calculation does not include the PITI Payment for the subject in the amount of $XXX  The property has a rental loss in the amount of $XXX.

Seller Comment (2022-01-13): An updated 1008/AUS were provided on XX/XX/XX. Please see attached email LOX in regards to last SitusAMC comment posted XX/XX/XX.

Reviewer Comment (2021-11-03): For property XXXXX. there is HOA dues reported on final 1003 and In provided UW income worksheet at XX/XX/XX. If we add HOA dues of $XXX then rental loss is -$XXX. DTI Please provided HOA Docs for the property and 1008 with proper DTI ratios. Exception Remains.

Seller Comment (2021-11-02): In addition, this condition looks to be a duplicate of the "Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines" condition. Please clear.

Seller Comment (2021-11-02): Please advise what is needed to clear this condition. The last 1008/AUS provided reflect DTI of XXX%, which is what this condition was originally for.

Reviewer Comment (2021-10-25): Documentation provided on XX/XX/XX has a Rental Income Worksheet for XXXXX. It was noted the hazard insurance was not included in the calculation. Additionally the HOA was input incorrectly and the actual rent loss is $-XXXX.

Seller Comment (2021-10-22): See attached LOX and updated 1008/AUS/URLA/Income worksheet with corrected ratios to clear this condition.

																		01/19/2022			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted] moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	For REO XXX, lender's final 1003 reflects $XXX, calculated figure using sch E is -$332.90.
Reviewer Comment (2022-01-19): Received current lease agreement and rental income has been recalculated based on the new lease. Cleared.

Reviewer Comment (2022-01-19): XX/XX/XX / Associated Lease, SCH E used to determine rental loss

Seller Comment (2022-01-18): Please see attached Lease agreement reflecting $XXXX until XX/XX/XX.

Reviewer Comment (2022-01-14): The loan file does not contain evidence of a Lease agreement reflecting $XXX per month until XX/XX/XX.  In regards to the calculation breakdown within the Lender Compliance email.  The calculation does not include the PITI Payment for the subject in the amount of $XXX.  The property has a rental loss in the amount of $XXX.

Seller Comment (2022-01-13): An updated 1008/AUS were provided on XX/XX/XX. Please see attached email LOX in regards to last SitusAMC comment posted XX/XX/XX.

Reviewer Comment (2021-11-03): For property XXXXX. there is HOA dues reported on final 1003 and In provided UW income worksheet at XX/XX/XX. If we add HOA dues of $XXX then rental loss is -$XXX DTI Please provided HOA Docs for the property and 1008 with proper DTI ratios. Exception Remains.

Seller Comment (2021-11-02): Please advise what is needed to clear this condition. The last 1008/AUS provided reflect DTI of XXX%, which is what this condition was originally for.

Reviewer Comment (2021-10-25): XX/XX/XX:  The Rental Income Worksheet provided on XX/XX/XX for  XXXXX reflects amounts used in the calculation for rental income/loss. The Hazard Insurance was not used in the calculation. additionally the HOA was input incorrectly so the actual loss is $357.57.

Reviewer Comment (2021-10-25): XX/XX/XX:  The Rental Income Worksheet provided on XX/XX/XX for  XXXXX reflects amounts used in the calculation for rental income/loss. The Hazard Insurance was not used in the calculation. Additionally the amount of HOA was input incorrectly and the Schedule E loss is actually.

Seller Comment (2021-10-22): Attached the following docs to the "Credit Guideline Requirement" condition: LOX and updated 1008/AUS/URLA/Income worksheet with corrected ratios to clear this condition. Please see those documents to clear this condition as well.

																		01/19/2022			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	DTI exceeding the maximum.
Reviewer Comment (2021-10-28): XX/XX/XX / Corrected Rental Properties Loss, DTI within GLs and AUS, cleared Exception

Seller Comment (2021-10-27): Please advise what is needed to clear this condition? The last 1008/AUS provided reflect DTI of 47.09%.

Reviewer Comment (2021-10-25): XX/XX/XX:  Documentation not provided to clear this exception.

Seller Comment (2021-10-22): Attached the following docs to the "Credit Guideline Requirement" condition: LOX and updated 1008/AUS/URLA/Income worksheet with corrected ratios to clear this condition. Please see those documents to clear this condition as well.

																		10/28/2021			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXX. Calculated finance charge is $XXX Variance of $XXX. Based on review of Lender's compliance report, refundable pad fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2022-01-12): PCCD provided as a trailing doc

Reviewer Comment (2022-01-12): The finance charge on the post-closing Compliance Report does not match the PCCD or final CD; variance in fees reflected/charged; exception remains

Seller Comment (2022-01-11): Please see updated Compliance Report.

Reviewer Comment (2022-01-06): Discrepancies between the APR fees reflected on the final CD and those shown as being included  on page 5 of the Compliance Report.; exception remains

Seller Comment (2022-01-05): Please see attached FINAL CD and FINAL Settlement statement that show no PAD fee was charged to the borrower. No corrected CD or LOE needed since the FINAL documents prove no fee actually charged.

Reviewer Comment (2021-12-16): PAD fee of $XXX is being included in Finance Charge.  Corrected CD and LOE to borrower confirming fee removed (which also cures the 0% tolerance) will correct this finance charge.

Seller Comment (2021-12-14): Can you please give any more detail as to how you are coming up with a calculation of $XXXXX? Our ComplianceEase shows a passing grade and it passing the finance charge test as well. Please advise.

																		01/12/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for PAD. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	PAD Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $350.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-01-06): Situs AMC upon further review received PCCD dated XX/XX/XX and Final Settlement Statement no PAD fee is charged to Borrower. Seller Comment (2022-01-05): Please see attached FINAL CD and FINAL Settlement statement that show no PAD fee was charged to the borrower. No cure documents needed since the FINAL documents prove no fee was actually charged.	01/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XX disclosed a Pad fee that was not allocated to a specific cost or service performed.	Refundable PAD fee listed in Section H.
Reviewer Comment (2022-02-09): XX/XX/XX Corrected CD cured within 30 days of closing

Seller Comment (2022-02-09): Please see attached LOX for the CD dated XX/XX/XX to clear this condition.

Reviewer Comment (2022-01-10): The CD issued XX/XX/XX is after the closing and disbursement dates and is therefore considered PC. Missing LOE provided to the Borrower with this final CD; exception remains

Seller Comment (2022-01-07): Please advise why a LOE is needed? The CD dated XX/XX/XX that was just provided is the FINAL CD (CA loan), not a PCCD. The CD matches the figures provided on the borrower's Final Settlement Statement.

Reviewer Comment (2022-01-06): PCCD provided; however, missing copy of LOE sent to Borrower along with PCCD required to cure exception

Seller Comment (2022-01-05): Please see attached FINAL CD and FINAL Settlement statement that show no PAD fee was charged to the borrower. No cure documents needed since the FINAL documents prove no fee was actually charged.

Reviewer Comment (2021-11-12): PCCD, LOE and closing statement required to cure.

Seller Comment (2021-11-10): Duplicate condition for PCCD cure for pad fee. Can this please be waived/cleared?

																		02/09/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA verification not provided.				Reviewer Comment (2021-12-07): Verified & associated HOA documents for both properties. Exception cleared Seller Comment (2021-12-03): Please see attached HOA verification and mtg statement for XXXXX. Reviewer Comment (2021-11-11): Please provide HOA verification for XXXXX. Exception remains. Seller Comment (2021-11-10): HOA verification was already provided in the file for XXXXX. Please see attached again. Will request for XXXXX.	12/07/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Missing the Loan Underwriting and Transmittal Summary (1008) - Provide the 1008.				Reviewer Comment (2021-11-19): Exception cleared. 1008 associated in XXXX. Seller Comment (2021-11-18): Item was provided in the original package, pages 179 & 180.	11/19/2021			1	C	A	C	A	C	A	C	A	C	A		WY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $135.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $135.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2021-11-15): Sufficient Cure Provided At Closing		11/15/2021		1	A	A	A	A	A	A	A	A	A	A		WY	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VOE was not within 10 business days of the Note.				Reviewer Comment (2021-11-19): Exception cleared. VOE associated in XXXX. Seller Comment (2021-11-18): VVOE	11/19/2021			1	C	A	C	A	C	A	C	A	C	A		WY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VOE was not within 10 business days of the Note.				Reviewer Comment (2021-11-19): Exception cleared. VOE associated in XXXX. Seller Comment (2021-11-18): VVOE	11/19/2021			1	C	A	C	A	C	A	C	A	C	A		WY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	The Final Closing Disclosure reflects an Appraisal Fee of $875.00, the Loan Estimate initially disclosed $750.00. A Lender Credit of $399.18 for increase in Closing Costs is applied at close.				Reviewer Comment (2021-12-13): Sufficient Cure Provided At Closing		12/13/2021		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Hazard Insurance effective date is XX/XX/XX, the Final Closing Disclosure indicates the Disbursement Date is XX/XX/XX.				Reviewer Comment (2021-11-22): Hazard Insurance Policy Effective Date is same as the Disbursement Date XX/XX/XX. Hence, exception cleared. Seller Comment (2021-11-19): Situs AMC XX/XX/XX MWM Please Rescind XXXXX worked at XXXXX XXXXX to XXXXX and has been at XXXXX since XXXXX. XXXXX has been at XXXXX XXXXX to XXXXX then XXXXX XXXXX to XXXXX then XXXXX since XXXXX Seller Comment (2021-11-19): Situs AMC XX/XX/XX MWM Please Rescind Washington is a dry funding state and insurance needed to be effective as of XX/XX/XX when loan disbursed	11/22/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of the Borrowers prior employment to complete a 2 year history is not included.
Reviewer Comment (2021-12-13): W-2's are provided for both previous employments, VVOE is included for the most recent, in step with AUS requirements.   Exception cleared.

Seller Comment (2021-12-10): XX/XX/XX DL: Please rescind. VOE from prior employers is not a guideline requirement. Please cite the specific guideline in violation or clear condition.

Reviewer Comment (2021-12-10): Need VOE for XXXXX in order to clear

Seller Comment (2021-12-08): XX/XX/XX - MJP: No gap of employment is required due to only being in between jobs for two months. They also have a history of working as a nurse since mid XXXXX. For missing income documentation for XXXXX, see attached documentation from XXXXX website. XXXXX is the same company as XXXXX.

Website link: https://www.XXXXX.com/

Seller Comment (2021-12-08): XXXXX/ XXXXX (Same Company)

Reviewer Comment (2021-12-06): Prior employment is not required on APOR loans, however, the AUS called for W-2's or a VOE with income.  A  W-2 for this borrowers employment with XXXXX is provided, and a W-2 with XXXXX is provided, however verification of who this employer is is needed as the second employer indicated on the 1003 is XXXXX of which there is no verifications or W-2's.  There is no VOE with income for any employer provided.  Additionally, a Letter of Explanation regarding the job gap from XX/XX/XX to XX/XX/XX has not been provided.  Exception remains.

Seller Comment (2021-12-03): Situs AMC XX/XX/XX MWM Please Rescind. XXXXX W2 is not required per B3-3.5-01. Only the XXXXX W2 is required which has been provided. Borrower's income is stable as borrower has been steadily employed since at least XX/XX/XX and continuously since XX/XX/XX. There is no concern with stability or history and no guideline indicates that an LOX is required for a small gap almost 1 year ago

Reviewer Comment (2021-11-30): We require Verification of employment or W-2 for XXXXX  from XXXXX and required gap letter for XX/XX/XX - XX/XX/XX for XXXXX, hence Exception remains.

Seller Comment (2021-11-29): Situs AMC XX/XX/XX MWM Please Rescind as XXXXX XXXXX income is on file and has been attached. XXXXX AKA XXXXX and XXXXX

Reviewer Comment (2021-11-23): Verification of employment for previous employment is required for XXXXX or w2 from previous employer verifying prior-year earnings. Exception remains.

Seller Comment (2021-11-23): Situs AMC XX/XX/XX MWM Please Rescind as the required employment history documentation for both borrowers has been provided. We have provided employment history for XXXXX from XX/XX/XX thru closing and XXXX from XX/XX/XX thru closing

Reviewer Comment (2021-11-23): Received 1003 however require the verification of employment for previous employment is required for XXXXX or w2 from previous employer verifying prior-year earnings. Exception remains

Seller Comment (2021-11-19): Situs AMC XX/XX/XX MWM Please Rescind  XXXXX worked at XXXXX XXXXX to XXXXX and has been at XXXXX since XXXXX.  XXXXX has been at XXXXX XXXXX to XXXXX then XXXXX XXXXX to XXXXX then XXXXX since XXXXX

																		12/13/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of the Borrowers prior employment to complete a 2 year history is not included.
Reviewer Comment (2021-11-30): Received Verification of employment from XXXXX for XXXXX, hence Exception cleared.

Seller Comment (2021-11-29): Situs AMC XX/XX/XX MWM Please Rescind as XXXXX XXXXX income is on file and has been attached. XXXXX AKA XXXXX and XXXXX

Reviewer Comment (2021-11-23): Verification of employment for previous employment is required for XXXXX or w2 from previous employer verifying prior-year earnings. Exception remains.

Seller Comment (2021-11-23): Situs AMC XX/XX/XX MWM Please Rescind as the required employment history documentation for both borrowers has been provided. We have provided employment history for XXXXX from XX/XX/XX thru closing and XXXXX from XX/XX/XX thru closing

Reviewer Comment (2021-11-23): Received 1003 however require the verification of employment for previous employment is required for XXXXX or w2 from previous employer verifying prior-year earnings. Exception remains

Seller Comment (2021-11-19): Situs AMC XX/XX/XX MWM Please Rescind  XXXXX worked at XXXXX XXXXX to XXXXX and has been at XXXXX since XXXXX.  XXXXX has been at XXXXX XXXXX to XXXXX then XXXXX XXXXX to XXXXX then XXXXX since XXXXX

																		11/30/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of the Borrowers prior employment to complete a 2 year history is not included.
Reviewer Comment (2021-12-06): Document requirement is met, exception cleared.

Seller Comment (2021-12-03): Situs AMC XX/XX/XX MWM Please Rescind. XXXXX W2 is not required per B3-3.5-01. Only the XXXXX W2 is required and Verification of Employment for former employer is not a guideline

Reviewer Comment (2021-11-30): We require Verification of employment or W-2 for XXXXX  from XXXXX for XXXXX, hence Exception remains.

Seller Comment (2021-11-29): Situs AMC XX/XX/XX MWM Please Rescind as XXXXX XXXXX income is on file and has been attached. XXXXX AKA XXXXX and XXXXX

Reviewer Comment (2021-11-23): Verification of employment for previous employment is required for XXXXX or w2 from previous employer verifying prior-year earnings. Exception remains.

Seller Comment (2021-11-23): Situs AMC XX/XX/XX MWM Please Rescind as the required employment history documentation for both borrowers has been provided. We have provided employment history for XXXXX from XX/XX/XX thru closing and XXX from XX/XX/XX thru closing

Reviewer Comment (2021-11-23): Received 1003 however require the verification of employment for previous employment is required for XXXXX or w2 from previous employer verifying prior-year earnings. Exception remains

Seller Comment (2021-11-19): Situs AMC XX/XX/XX MWM Please Rescind  XXXXX worked at XXXXX XXXXX to XXXXX and has been at XXXXX since XXXXX.  XXXXX has been at XXXXX XXXXX to XXXXX then XXXXX XXXXX to XXXXX then XXXXX since XXXXX

																		12/06/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.
Reviewer Comment (2022-01-13): 2 months XXXXX Assets provided - exception cleared

Seller Comment (2022-01-13): Do XXXXX statements provided not satisfy this condition?

Reviewer Comment (2021-12-28): Required complete 60 days bank statement from XXXXX investment, since provided bank statement covered for the period (XX/XX/XX to XX/XX/XX)with balance as $0 & $0 because $23,244.91 & $45,639.31 withdraw from that account. Required sufficient assets to verify closing funds or required proof(wire confirmation proof/canceled check) these funds transferred to subject property closing agent. Exception remains

Seller Comment (2021-12-23): XXXXX - source of $8100 deposit to XXXXX - EMD w/d, Wire of XXXXX to escrow + remaining balance in IRA

Reviewer Comment (2021-12-06): Received multiple bank statement however provided bank statement are not covering complete 60 days of bank transaction we still require additional bank statement to document complete 60 days of bank transaction for the below mentioned account : (1) XXXXX (Retirement Savings Statement) - Currently we have bank statement for for the period XX/XX/XX to XX/XX/XX (2) XXXXX and XXXXX - Currently we have bank statement for for the period XX/XX/XX to XX/XX/XX

Seller Comment (2021-12-03): BANK STATEMENT

																		01/13/2022			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Available for Closing is insufficient to cover Cash From Borrower.
Reviewer Comment (2022-01-13): 2 months XXXXX Assets provided - exception cleared

Seller Comment (2022-01-13): Do XXXXX statements provided not satisfy this condition?

Reviewer Comment (2021-12-06): Received multiple bank statement however provided bank statement are not covering complete 60 days of bank transaction we still require additional bank statement to document complete 60 days of bank transaction for the below mentioned account : (1) XXXXX (Retirement Savings Statement) - Currently we have bank statement for for the period XX/XX/XX to XX/XX/XX (2) XXXXX and XXXXX - Currently we have bank statement for for the period XX/XX/XX to XX/XX/XX. Also provide additional asset document to meet the closing requirement. Exception remains.

Seller Comment (2021-12-03): BANK STATEMENT

																		01/13/2022			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Provided additional one month of bank statement for all the accounts (#XXXXX to #XXXXX) with XXXXX. (Currently we have bank statement covering period XX/XX/XX to XX/XX/XX).
Reviewer Comment (2022-01-13): 2 months XXXXX Assets provided - Exception cleared

Seller Comment (2022-01-12): 60 day XXXXX

Reviewer Comment (2022-01-07): Received letter regarding the XXXXX IRA accounts with balances dated XX/XX/XX,  need 2 months of statements in order to be able to use towards assets - exception remains

Seller Comment (2022-01-06): XXXXX statements thru XX/XX/XX

Reviewer Comment (2021-12-10): The asset is not used as per Final 1003 so please confirm if the transaction qualifies without this asset and if this is used for qualification, please provide complete bank statement to verify the ending balance of #XXXXX to #XXXXX. Exception remains

Seller Comment (2021-12-09): ASSETS

																		01/13/2022			1		A		A		A		A		A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2021-10-18): Received Final Title Policy with the coverage amount of $892,500. Exception cleared.	10/18/2021			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2021-10-19): Final title provided. Exception cleared.	10/19/2021			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2021-12-29): Desk review provided. Exception cleared.	12/29/2021			1	D	A	D	A	D	A	D	A	D	A		NV	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Valuation	General	Valuation	Valuation Product pending		XXX / 2 days - CDA - No MLS Sheets				Reviewer Comment (2021-12-29): Received CDA on 12/27/2021, Exception Cleared Reviewer Comment (2021-12-27): Valuation Received - 12/27/2021	12/29/2021			1		A		A		A		A		A		NV	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		No available asset was entered				Reviewer Comment (2021-11-30): Bank Statements provided - sufficient assets to close - exception cleared Seller Comment (2021-11-30): BANK STATEMENTS	11/30/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		UCDP not proivded				Reviewer Comment (2021-11-30): XXXXX provided reflecting XXXXX Score as 1.5 - Secondary Valuation not required - exception cleared Seller Comment (2021-11-30): REO DOCS	11/30/2021			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax and Insurance docs not provided for Departing Residence				Reviewer Comment (2021-12-09): Received LOE which shows property is free and clear along with Insurance, Tax & HOA verification on the said property. Associated all documents and updated XXXXX. Exception cleared. Seller Comment (2021-12-07): XXXXX documents Reviewer Comment (2021-12-03): Not received missing documents, Need Tax and Insurance information for XXXXX. Exception Remains Seller Comment (2021-12-02): MORTGAGE STMT HOA Reviewer Comment (2021-11-30): Need Tax and Insurance information for XXXXX Seller Comment (2021-11-30): REO DOCS	12/09/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,863.00.	Lender credit was last disclosed as $-1,863.00 on LE but disclosed as $1,863.00 on final CD. File does not contain a valid change of circumstance for this fee				Reviewer Comment (2021-12-20): The credit was provided to borrower. Seller Comment (2021-12-16): COC Reviewer Comment (2021-12-03): The Borrower was to receive an outright Lender Credit of $1863 as reflected on the LE; however, the Lender Credit $1863.29 reflected on the final CD was used to offset $1863.29 for increases in closing costs above the legal limit. Cure requires a revised PCCD, LOE & copy of the $1863 refund check and proof of delivery to the Borrower; exception remains Seller Comment (2021-12-02): MORTGAGE STMT HOA	12/20/2021			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted] moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2021-12-21): DTI is XXXXX% - lower than guideline maximum of 50% - exception cleared. Seller Comment (2021-12-20): we show XXXX% DTI not sure how you are coming up with XX% AUS and 1008 have XXX%. Please advise	12/21/2021			1		A		A		A		A		A		WA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 341.00 on Final Closing Disclosure provided on XX/XX/XX not accurate.
The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $341.00 on page 4; however the HOA dues total $372.00 per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $1107.49 monthly, correct amount is $1,107.49. However, Page 1 of the Final CD reflects some of the HOA dues are escrowed.  There is no evidence of this on page 2 of the Final CD. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
																	Reviewer Comment (2021-12-06): provided as a trailing doc Seller Comment (2021-12-03): Please see attached. Reviewer Comment (2021-11-29): The PCCD did not address the items listed in the Exception regarding the non-escrowed property costs (page 1 & 4 of CD); exception remains Seller Comment (2021-11-26): PCCD	12/06/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	TM to address				Reviewer Comment (2021-11-24): Client elects to waive.			11/24/2021	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $122.00 exceeds tolerance of $82.00 plus 10% or $90.20. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $40 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $40, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2021-12-02): Received COC for other tolerance violation. Sufficient cure provided on final CD. Cleared. Seller Comment (2021-11-28): Please see attached.	12/02/2021			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $630.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Extension Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $630.75, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2021-11-29): XXXXX received valid COC dated XX/XX/XX. Seller Comment (2021-11-28): Please see attached.	11/29/2021			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $122.00 exceeds tolerance of $82.00 plus 10% or $90.20. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-12-02): Sufficient Cure Provided At Closing		12/02/2021		1		A		A		A		A		A		HI	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-01-04): Client elects to waive.			01/04/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2022-01-19): Lender provided maps to verify subject property was not near the disaster - exception cleared. Seller Comment (2022-01-18): XX/XX/XX DL: Please see attached evidence that subject property is not located near wildfires.	01/19/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file is missing a copy of the final title policy				Reviewer Comment (2021-12-03): Received Title final with title policy XXXXX. Exception Cleared.	12/03/2021			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2021-12-08): XXXXX Verified and Associated. Exception cleared	12/08/2021			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The Personal 1040s and the Partnership 1065s were not signed or dated by Borrower.				Reviewer Comment (2021-12-01): SHQM	12/01/2021			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2021-12-03): Received Title final with title policy XXXXX. Exception Cleared. Seller Comment (2021-12-02): XX/XX/XX RF please see attached updated policy, please clear thank you	12/03/2021			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Valuation	General	Valuation	Valuation Product pending		XXXX / 2 days - XXXX - No MLS Sheets				Reviewer Comment (2021-12-08): Exception Clear. Based on the document provided i.e. XXXXX. MLS sheet not a requirement in XXXXX. Reviewer Comment (2021-12-06): Valuation Received - XX/XX/XX	12/08/2021			1		A		A		A		A		A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing income documentation.				Reviewer Comment (2021-12-01): Copy of lease agreement provided.	12/01/2021			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	There is no Lease agreement in file for verification for this property and the vacancy factor has been used as the 1003 (document 243) indicates the rental status				Reviewer Comment (2021-12-01): Copy of lease agreement provided. Seller Comment (2021-11-30): lease	12/01/2021			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2022-01-03): Letter from insurer provided stating guaranteed replacement cost. Exception cleared. Reviewer Comment (2021-12-30): 12/30/2021 / No change to exception, additional coverage was not provided. Reviewer Comment (2021-12-17): Coverage is insufficient by $17,356.00 based on 80% of the estimated cost new. Need coverage of $903,356 or a Replacement Cost Estimator reflecting insurer's replacement cost. Exception remains Seller Comment (2021-12-17): (Rate Lock) Dwelling is $886,000	01/03/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-01-03): Fannie Mae UCDP report has been provided which states the collateral Underwriter score is 1.2, Secondary valuation is not required when CU score is less than 2.5. Exception cleared. Seller Comment (2021-12-30): UCDP SSR	01/03/2022			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		No Bank Statements provided.				Reviewer Comment (2022-01-03): Bank Statements of XXXX received and associated for the savings account # XXX & checking account # XXX. Exception cleared. Seller Comment (2021-12-30): BANK STATEMENTS	01/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter not provided. CD reflects 2 gifts of $25,000 on page 3.				Reviewer Comment (2022-01-03): Gift letters for the amount of $25,000 each received. Exception cleared. Reviewer Comment (2022-01-03): Exception remains as gift letter is still missing for the second gift of amount of $ 25,000. Seller Comment (2021-12-30): GI	01/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter not provided. CD reflects 2 gifts of $25,000 on page 3.				Reviewer Comment (2022-01-03): Gift letters for the amount of $25,000 each received. Exception cleared.	01/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Per the GS QM AUS guidelines for CLTV >80%, borrower must have the greater of 6mo reserves or reserves determined by DU or LP. Loan was approved with a CLTV of XXX.				Reviewer Comment (2022-01-03): Bank Statements of XXX received and associated for the savings account # XXX & checking account # XXX. Exception cleared. Seller Comment (2021-12-30): BANK STATEMENTS	01/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		QM AUS program; AUS not provided.				Reviewer Comment (2022-01-03): AUS document received, verified and associated. Exception cleared. Seller Comment (2021-12-30): AUS	01/03/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	Appraiser Fee was last disclosed as $xxxXon LE but disclosed as $xxX on the final closing disclosure. File does not contain a valid Change of circumstance for this fee, a cure of $XXX provided at closing.				Reviewer Comment (2021-12-06): Sufficient Cure Provided At Closing		12/06/2021		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.	PCCD dated XX/XX/XX provided with correction. Corrected CD and LOE provided, however missing proof of delivery required to cure.				Reviewer Comment (2022-01-31): PCCD, Explanation, Cure and proof of delivery provided as trailing docs Seller Comment (2022-01-28): Please see attached PCCD, label, COC and other docs showing MI removed.		01/31/2022		2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.	PCCD dated XX/XX/XX provided with correction. Corrected CD and LOE provided, however missing proof of delivery required to cure. ,				Reviewer Comment (2022-02-02): PCCD, LOE and proof of delivery provided as trailing docs Seller Comment (2022-02-01): docs for this condition were uploaded XX/XX/XX and the other condition for this info was cleared on XX/XX/XX--please review and advise		02/02/2022		2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $450 on LE but disclosed as $700 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (2022-01-18): Sufficient Cure Provided At Closing		01/18/2022		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		XXXXX, AUS not provided.				Reviewer Comment (2022-01-20): AUS Received and associated, Exception Cleared. Seller Comment (2022-01-19): aus	01/20/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2022-01-25): XXXXX provided - XXXXX is 1 - Secondary Valuation is not required - exception cleared Seller Comment (2022-01-24): XXXXX score 1	01/25/2022			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 5,423.00 on Final Closing Disclosure provided on XX/XX/XX not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $5,423.00 on page 4; however the HOA dues total $5,040.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $2,168.39 monthly, correct amount is $2,095.39. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made. The cause is the HOA amount collected is $493.00; however, the HOA Questionnaire and appraisal both reflect $420.00.				Reviewer Comment (2022-01-27): Lender provided Post Close CD indicating Non-Escrowed Property Costs over Year 1 of $4,620.00; however, the Appraisal indicates $420/month = $5,040.00/year. Provided Post Close CD is incorrect Seller Comment (2022-01-26): PCCD, LOE	01/27/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2022-01-27): Seller's Transaction CD does not match Final CD	01/27/2022			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of XXXXX are insufficient to meet cash to close of XXXXX. Final 1008 reflects XXXXX verified assets.				Reviewer Comment (2022-01-27): Lender provided 2 Accounts listed on Final 1003 that were not previously provided Seller Comment (2022-01-26): Assets Reviewer Comment (2022-01-20): Retirement bank statements are already in file, Please provide checking and saving bank account statement which has been used for closing , Exception Remains. Seller Comment (2022-01-19): retirement statements	01/27/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Reserves of 8.18 is less than Guideline PITIA months reserves of 9.00.				Reviewer Comment (2022-01-27): Lender provided 2 Accounts listed on Final 1003 that were not previously provided. AUS indicates XXXXX required for Reserves Seller Comment (2022-01-26): Assets	01/27/2022			1		A		A		A		A		A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax certificate is missing from file. Lender to provide tax certificate supporting value used to qualify.				Reviewer Comment (2022-02-15): Tax Cert provided Seller Comment (2022-02-11): Tax cert Reviewer Comment (2022-02-10): Provided document only stating the land information details and land value as per years not the tax amount information, Exception Remains. Seller Comment (2022-02-09): Property cert	02/15/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXX exceeds tolerance of XXX. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $95, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-02-22): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD. Seller Comment (2022-02-17): PCCD pkg		02/22/2022		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower's Signed Form 4506 is missing from the loan files.				Reviewer Comment (2022-02-10): Signed 4506C for both Borrowers provided, exception cleared. Seller Comment (2022-02-09): 4506C both BWR	02/10/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Preliminary Title does not indicate the Policy Amount.				Reviewer Comment (2022-02-03): Client elects to waive.			02/03/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Combined High loan to value discrepancy.		Per guidelines the max LTV/CLTV/HCLTV for a second home refinance is XXXXX. Subject is a second home refinance that closed with XXXXX LTV/CLTV/HCLTV.				Reviewer Comment (2022-01-28): XX/XX/XX / Corrected LTV from Matrix Seller Comment (2022-01-27): XX/XX/XX DL: Please rescind. Please see attached product matrix that indicates with a minimum FICO of XXXXX LTV may go up to XXXXX. LTV of XXXXX is acceptable on second home rate and term refinances.	01/28/2022			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Per guidelines the max LTV/CLTV/HCLTV for a second home refinance is XXXXX. Subject is a second home refinance that closed with XXXXX LTV/CLTV/HCLTV.				Reviewer Comment (2022-01-28): XX/XX/XX / Corrected LTV from Matrix Seller Comment (2022-01-27): XX/XX/XX DL: Please rescind. Please see attached product matrix that indicates with a minimum FICO of XXXXX LTV may go up to XXXXX. LTV of XXXXX is acceptable on second home rate and term refinances.	01/28/2022			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		Per guidelines the max LTV/CLTV/HCLTV for a second home refinance is XXXXX. Subject is a second home refinance that closed with XXXXX LTV/CLTV/HCLTV.				Reviewer Comment (2022-01-28): XX/XX/XX / Corrected LTV from Matrix Seller Comment (2022-01-27): XX/XX/XX DL: Please rescind. Please see attached product matrix that indicates with a minimum FICO of XXXXX LTV may go up to XXXXX. LTV of XXXXX is acceptable on second home rate and term refinances.	01/28/2022			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Origination Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-02-03): XXXXX received COC for change in broker compensation plan. Seller Comment (2022-02-02): See attached redisclosed XX/XX/XX CD after XX/XX/XX COC. Seller Comment (2022-02-02): See attached COC	02/03/2022			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Data Tape reflects XXXXX, however AUS Approve/Ineligible in file. File reviewed as XXXXX program. Please confirm program type.				Reviewer Comment (2021-12-01): Client Confirmed loan reviewed to XXXXX guidelines. Buyer Comment (2021-11-30): Confirmed XXXXX	12/01/2021			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided						Reviewer Comment (2021-09-14): Cleared Buyer Comment (2021-09-02): See uploaded AUS.	09/14/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___					Reviewer Comment (2021-09-13): Received PDI. Exception clear. Buyer Comment (2021-09-09): See uploaded XXXXX.	09/13/2021			1	C	A	C	A	C	A	B	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-06-21): Client elects to waive. Seller Comment (2022-06-21): Uploaded updated tp			06/21/2022	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $244.00 exceeds tolerance of $137.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided to the borrower at closing				Reviewer Comment (2022-11-30): Sufficient Cure Provided At Closing		11/30/2022		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of XXX% of the Federal Total Loan Amount. Points and Fees total $XXX0 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXX (an overage of XXX%).	Points and Fees on subject loan of XXX% exceed the allowable maximum of XXX% by .XXX2% or $XXX. Provide documentation verifying the undiscounted (par) rate and price for the undiscounted rate.				Reviewer Comment (2022-12-06): Par (undiscounted) rate verified. Price assumed to be 0. Seller Comment (2022-12-05): Please see the attached QM Test and Loan Detail Report. The difference in the Par rate vs. APOR is 1.446%, allowing for 1% in bona fide discount points, or $20,000.00. This reduces the Total P&Fs to $46,015.00, or 2.391%. Loan passes QM.	12/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-12-06): Par (undiscounted) rate verified. Price assumed to be 0. Seller Comment (2022-12-05): Please see the attached QM Test and Loan Detail Report. The difference in the Par rate vs. APOR is 1.446%, allowing for 1% in bona fide discount points, or $20,000.00. This reduces the Total P&Fs to $46,015.00, or 2.391%. Loan passes QM.	12/06/2022			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - XXXXX XXXXX Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on XX/XX/XX not accurate.	The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXXXX) and homeowners insurance ($XXXXX) total are $36,054.32 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2022-12-06): Client elects to waive. Seller Comment (2022-12-06): XX/XX/XX AMB: Please note that the calculation from XXXXXis missing the annual premium amount from the additional insurance policy from the XXXXX. This policy has an annual premium amount of $XXXXX, which when added to XXXXX's total of $36,054.32 equals $XXXXX. Please see the attached policy below.			12/06/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Update/recertification of value is more than 4 months old at the time of origination.	-					Reviewer Comment (2022-12-06): More recent recertification of value provided with effective date of XX/XX/XX. Seller Comment (2022-12-05): XX/XX/XX AMB: Please see the attached 1004D with the effective date of XX/XX/XX.	12/06/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - XXXXX XXXXX Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on XX/XX/XX not accurate.	The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXXXX) and homeowners insurance ($XXXXX) total are $16,977.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXmonthly, correct amount is $XXX. A Post Close CD was provided however page 4 still states $XXX and page 1 states $XXX. Provide another post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2022-11-01): Updated Tax Cert with breakdown provided. Cleared. Buyer Comment (2022-11-01): Tax calculation, tax bill and HOI - Per lender: "According to our tax calculation worksheet from our UW along with our HOI policy our calculations appear to be correct and are correct on our CD and PCCD, please re-review and waive or please advise."	11/01/2022			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXX9. Calculated finance charge is $XXX. Variance of $XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2023-04-21): XXXXX received Letter of Explanation, Proof of Mailing, Refund check for underdisclosed amount, Corrected CD, Seller Comment (2023-04-21): Copy of cure check Seller Comment (2023-04-19): Please see attached PCCD, LOX and XXXXX Air bill for the Tolerance cure below. Please advise if you require any additional information.		04/21/2023		2	C	B	C	B	C	B	C	B	C	B		PA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file is missing initial 1003.				Reviewer Comment (2023-04-12): Client elects to waive.			04/12/2023	2	B	B	B	B	B	B	B	B	B	B		PA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Missing HUD/CD/closing statement for bridge loan verifying exact amount of loan proceeds.				Reviewer Comment (2022-11-17): Received, cleared. Seller Comment (2022-11-16): Copy of the final closing statement for the bridge loan received. Uploaded to portal.	11/17/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					Reviewer Comment (2022-11-16): Received, cleared. Seller Comment (2022-11-15): XX/XX/XX: Please review the uploaded COC that states that the rate was lock XXXXX, XXXXX. Thank you	11/16/2022			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per client guidance, loan is tested to Non-QM. File only has post-close VOE for B2 employment. VOE must be dated prior to note date for Non-QM. Please advise if you would like to re-state the designation used for testing to Safe Harbor APOR to match the compliance report in file.				Reviewer Comment (2022-11-18): Per XXXXX guidance re stated loan to safe harbor APOR Seller Comment (2022-11-16): Response from the lender received stating that the VVOE for B2 was completed on the day the loan funded. It appears that there is no VVOE within 10 business days prior to the Note date.	11/18/2022			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	Per client guidance, loan is tested to Non-QM. File only has post-close VOE for B2 employment. VOE must be dated prior to note date for Non-QM. Please advise if you would like to re-state the designation used for testing to Safe Harbor APOR to match the compliance report in file.				Reviewer Comment (2022-11-18): Per XXXXX guidance re stated loan to safe harbor APOR Seller Comment (2022-11-16): Response from the lender received stating that the VVOE for B2 was completed on the day the loan funded. It appears that there is no VVOE within 10 business days prior to the Note date.	11/18/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Per client guidance, loan is tested to Non-QM. File only has post-close VOE for B2 employment. VOE must be dated prior to note date for Non-QM. Please advise if you would like to re-state the designation used for testing to Safe Harbor APOR to match the compliance report in file.				Reviewer Comment (2022-11-18): Per XXXXX guidance re stated loan to safe harbor APOR	11/18/2022			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	No seller paid fees disclosed on Final Consumer's CD and missing the Seller Final CD.				Reviewer Comment (2022-11-17): XXXXX received Seller CD. Seller Comment (2022-11-15): XX/XX/XX: Please review the uploaded Seller CD. Thank you	11/17/2022			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-11-17): Received, cleared.	11/17/2022			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2022-11-17): Received, cleared. Seller Comment (2022-11-16): Final Title reflecting an insurance amount of $XXXXX received. Uploaded to portal.	11/17/2022			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).				Reviewer Comment (2022-11-18): Waive per clients guidance.			11/18/2022	2		A		B		B		B		A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2023-08-16): Client elects to waive. Reviewer Comment (2023-08-11): Client to review.			08/16/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							08/15/2023	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $220.00 exceeds tolerance of $168.00 plus 10% or $184.80. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-08-16): Sufficient Cure Provided At Closing		08/16/2023		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The file was missing a copy of the Initial Escrow Account Disclosure.				Reviewer Comment (2023-11-14): Escrow waiver was provided. Seller Comment (2023-11-13): (XXXXX) Borrower requested an Escrow Waiver. Please review document attached.	11/14/2023			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/09/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/09/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/09/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2023-12-01): Received Appraisal report post Disaster End Date. Property condition is as is. Exception is cleared. Seller Comment (2023-11-30): XX/XX/XX MP: Please see attached Appraisal Report. Please note that appraisal report was completed in XXXXX, which confirms the current condition of the subject property in regards to the FEMA disaster of XXXXX.	12/01/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	D	B	A	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		Appraisal is missing from file.				Reviewer Comment (2023-12-01): Received Appraisal report and details are updated accordingly. Exception is cleared. Seller Comment (2023-11-30): XX/XX/XX MP: Please see attached Appraisal Report.	12/01/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	A	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal is missing from file.				Reviewer Comment (2023-12-01): Received Appraisal report and details are updated accordingly. Exception is cleared. Seller Comment (2023-11-30): XX/XX/XX MP: Please see attached Appraisal Report.	12/01/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	A	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							11/27/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	B	A	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence in the file of when the borrower received a copy of the Appraisal.							12/01/2023	2		B		B		B		B		B		CA	Primary	Purchase		D	B	D	B	A	B	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							11/06/2023	2	B	B	B	B	B	B	B	B	B	B		AL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan has been determined to be Higher Priced QM (APOR).				Reviewer Comment (2023-11-22): Per seller directive loan was re-designated Higher Priced QM APOR Seller Comment (2023-11-21): Hello, please let me know what is need to clear this item. Thank you. Seller Comment (2023-11-17): Hello, XXXXX agrees that this loan is a QM Rebuttable presumption loan. Please designate it as such. thank you. Reviewer Comment (2023-11-10): The exception is not referring to the residual income, it is stating the loan does designation should me Higher Priced QM. If agreed, can be re-designated as such. Seller Comment (2023-11-09): QM DOCS SHOWING PASS AS SAFE HARBOR	11/22/2023			1	B	A	C	A	B	A	C	A	B	A		AL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Per seller directive loan was re-designated Higher Priced QM APOR				Reviewer Comment (2023-11-29): Client elects to waive. Seller Comment (2023-11-25): Hello, XXXXX agrees that this loan is a QM Rebuttable presumption loan. Please designate it as such. thank you.. Please let me know if this comment will be sufficient to clear this item			11/29/2023	2		A		B		B		B		A		AL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing a copy of HOA Verification document for the above property.
Reviewer Comment (2023-12-06): HOA fee updated and document associated. Exception is cleared.

Seller Comment (2023-12-05): Our underwriter confirmed the correct amount is $124. Corrected URLA and 1008 attached.

Reviewer Comment (2023-12-04): Per 1008 and Final 1003 reflects $150 amount for HOA dues  for property XXXXX. However, per provided document, monthly HOA fee is $XXXXX. Please provide Supporting documentation for remaining debt of $26 for the same property. Exception remains.

Seller Comment (2023-12-01): HOA fee documentation attached.

Reviewer Comment (2023-12-01): Provide supporting document or clarification for $150 reflecting in final 1003 for the property XXXXX. Please note, mortgage payment including Taxes, Insurance and PMI amount is already verified from mortgage statement. Exception remains.

Seller Comment (2023-11-30): Documentation attached.

Reviewer Comment (2023-11-29): As per final 1003, Monthly insurance, Taxes and Association Dues column reflects $150. Provide supporting documentation for the same. Exception remains.

Seller Comment (2023-11-28): Credit supplement showing PITI provided w/shipped file.

Seller Comment (2023-11-28): This property is a Single Family, there is no HOA fee. Taxes, insurance and PMI are all included in PITI.

																		12/06/2023			1	C	A	C	A	C	A	C	A	C	A		NH	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/05/2023	2	B	B	B	B	B	B	B	B	B	B		VA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/21/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/26/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $9,844.75 exceeds tolerance of $8,745.00 plus 10% or $9,619.50. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $1,099.75 due to increase of settlement fee and recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $225.25, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-01-18): Upon further review consumer within 10% tolerance requirements.

Seller Comment (2024-01-17): The 10% tolerance baseline is $9,744.75 (courier/wire/email fee $185, endorsement fee $1,461.25, premium for lender's coverage $6,325, settlement or closing fee $1,500, recording fees $273.50).  The total 10% tolerance fees on the final CD were $9,794.75 (title fees of $9,521.25 + recording fees of $273.50) which didn't exceed the baseline of $9,744.75 + 10% = $10,719.23 so there isn't a tolerance violation.

Reviewer Comment (2024-01-17): XXXXX received rebuttal, however 10% tolerance calculation does not include title- abstract fee of $200 and Title - processing fee as fee was only disclosed on LE and not on CD. Please provide 10% cure of $225.25. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-01-15): The last closing disclosure was generated XX/XX/XX setting the baseline. The total 10% fees charged is $10,104.75. The 10% baseline is $200 abstract, $185 courier, $1,461.25 endorsement, $6,325 lenders coverage, $110 processing fee, $1500 settlement fee, and $273.50 recording fee which totals $10,054.75 plus 10% $11,060.22. Final fees did not exceed the 10% threshold.

																		01/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $780.00 exceeds tolerance of $705.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $705.00 on LE but disclosed as $780.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-01-02): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception Seller Comment (2023-12-29): A $75 tolerance cure credit was provided at closing for the increase in this fee. Please see final CD page 2 section J	01/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $780.00 exceeds tolerance of $705.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-18): Sufficient Cure Provided At Closing		01/18/2024		1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.				Reviewer Comment (2024-01-02): XXXXX received copy of XX/XX/XX Corrected CD Seller Comment (2023-12-28): (XXXXX) Attached is Final PCCD with accurate Payment amount. Final Settlement Statement and Disclosure Tracking for CD dated XX/XX/XX		01/02/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2023-12-21): Sufficient Cure Provided At Closing		12/21/2023		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							11/08/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							11/08/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/08/2023	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	File is missing E-sign Consent Agreement.				Reviewer Comment (2023-11-16): E-sign consent received Seller Comment (2023-11-14): eConsent & Proof of Electronic Delivery for XXXXX	11/16/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2023-12-07): Final title provided.	12/07/2023			1	A	A	A	A	A	A	A	A	A	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file is not disclosed an amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2023-11-17): Received and associated Final Title Policy with Amount of Insurance $XXXXX. Details updated. Exception cleared. Seller Comment (2023-11-16): Final ALTA Title Policy for XXXXX	11/17/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023-12-06): CDA report associated and details updated. Exception is cleared. Seller Comment (2023-12-06): Amended CDA for XXXXX (typo in street number corrected) Reviewer Comment (2023-12-01): As per note, property address is XXXXX however provided CDA report reflects address as XXXXX (XXXXX is mismatch). Please provide CDA report with correct address. Exception remains. Seller Comment (2023-11-30): CDA	12/06/2023			1	D	A	D	A	D	A	D	A	D	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		File was submitted indicating the borrower was using funds from the HELOC taken on the primary residence, however the HELOC agreement provided is not dated and all pages were not provided. Asset therefore was not included in available asset pool and is short funds to meet the requirement.				Reviewer Comment (2023-11-20): Complete HELOC Agreement received and associated. Also, updated XXXXX savings account statement received and details updated. Available for Reserves is now $XXXXX which is more than AUS available for reserves of $4,842.30. Exception cleared. Seller Comment (2023-11-17): Proof of Receipt of funds from HELOC - XXXXX Seller Comment (2023-11-17): Servicing Statement & Complete HELOC Agreement for XXXXX	11/20/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		File was submitted indicating the borrower was using funds from the HELOC taken on the primary residence, however the HELOC agreement provided is not dated and all pages were not provided. Asset therefore was not included in available asset pool and is short funds to meet the requirement.				Reviewer Comment (2023-11-20): Complete HELOC Agreement received and associated. Also, updated XXXXX savings account statement received and details updated. Available for Reserves is now $XXXXX which is more than AUS available for reserves of $4,842.30. Exception cleared. Seller Comment (2023-11-17): Proof of Receipt of funds from HELOC - XXXXX Seller Comment (2023-11-17): Servicing Statement & Complete HELOC Agreement for XXXXX	11/20/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		File was submitted indicating the borrower was using funds from the HELOC taken on the primary residence, however the HELOC agreement provided is not dated and all pages were not provided. Asset therefore was not included in available asset pool and is short funds to meet the requirement.				Reviewer Comment (2023-11-20): Complete HELOC Agreement received and associated. Also, updated XXXXX savings account statement received and details updated. Available for Reserves is now $XXXXX which is more than AUS available for reserves of $4,842.30. Exception cleared. Seller Comment (2023-11-17): Proof of Receipt of funds from HELOC - XXXXX Seller Comment (2023-11-17): Servicing Statement & Complete HELOC Agreement for XXXXX	11/20/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The HELOC agreement provided is not dated and all pages were not provided. Asset therefore was not included in available asset pool.				Reviewer Comment (2023-11-20): Complete HELOC Agreement received and associated. Also, updated XXXXX savings account statement received and details updated. Available for Closing is now $XXXXX which is more than Cash From Borrower $XXXXX Exception cleared. Seller Comment (2023-11-17): Proof of Receipt of funds from HELOC - XXXXX Seller Comment (2023-11-17): Servicing Statement & Complete HELOC Agreement for XXXXX	11/20/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The HELOC agreement provided is not dated and all pages were not provided. Asset therefore was not included in available asset pool.				Reviewer Comment (2023-11-20): Complete HELOC Agreement received and associated. Also, updated XXXXX savings account statement received and details updated. Available for Reserves is now $XXXXX which is more than AUS available for reserves of $XXXXX. Exception cleared. Seller Comment (2023-11-17): Proof of Receipt of funds from HELOC - XXXXX Seller Comment (2023-11-17): Servicing Statement & Complete HELOC Agreement for XXXXX	11/20/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Exception triggered due to missing asset documentation, once cleared, exception will clear				Reviewer Comment (2023-11-22): Proof of receipt and compete HELOC agreement received. Exception cleared Seller Comment (2023-11-17): Please clear now that missing asset documentation has been provided.	11/22/2023			1	B	A	C	A	B	A	C	A	B	A		HI	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file is missing asset documentation resulting insufficient assets to meet AUS requirement.				Reviewer Comment (2023-11-22): Proof of receipt of HELOC funds provided, exception cleared Seller Comment (2023-11-17): Proof of Receipt of funds from HELOC - XXXXX Seller Comment (2023-11-17): Servicing Statement & Complete HELOC Agreement for XXXXX	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Exception resulting from insufficient asset documentation, once received and accepted, exception will clear.				Reviewer Comment (2023-11-22): Proof of receipt and compete HELOC agreement received. Exception cleared Seller Comment (2023-11-17): Please clear now that missing asset documentation has been provided.	11/22/2023			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide Copy of Tax, Insurance and HOA bill for XXXXX and XXXXX.				Reviewer Comment (2024-01-05): Tax, Insurance and HOA documents associated and details updated. Exception is cleared. Seller Comment (2024-01-05): XXXXX Docs	01/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $20,000. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-01-08): Received copy of insurer's replacement cost estimate supporting current coverage amount. Exception Cleared. Seller Comment (2024-01-05): RCE	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/28/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax and insurance verification is missing for the property located at XXXXX.				Reviewer Comment (2024-01-08): Received tax and insurance document for the property located at XXXXX. Exception Cleared. Seller Comment (2024-01-08): Please see attached, Thank you!	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/21/2023	2	B	B	B	B	B	B	B	B	B	B		OK	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee increased on XX/XX/XX Closing Disclosure with no valid change evident.				Reviewer Comment (2023-12-21): Sufficient Cure Provided At Closing		12/21/2023		1	A	A	A	A	A	A	A	A	A	A		OK	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.25 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee increased on XX/XX/XX Closing Disclosure with no valid change evident.				Reviewer Comment (2023-12-21): Sufficient Cure Provided At Closing		12/21/2023		1	A	A	A	A	A	A	A	A	A	A		OK	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $118.48 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $118.48 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2023-12-13): Sufficient Cure Provided At Closing		12/13/2023		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2023-12-20): Final Title provided. Exception cleared.	12/20/2023			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2023-12-19): Title Final received and associated. Exception is cleared. Seller Comment (2023-12-19): XX/XX/XX NR: Please see attached	12/19/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/04/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/04/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee). Fee Amount of $135.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee $135.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-04): Sufficient Cure Provided At Closing		01/04/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information)	Unable to determine if the loan is a Previous XXXXX 50(a)(6) loan due to missing information.					Reviewer Comment (2024-01-10): Client elects to waive. Seller Comment (2024-01-09): (XXXXX) Please see attached title commitment page 9 and unofficial copy of mortgage in question from county website. There is no indication that mortgage being paid off is a 50(a)(6) on title and the mortgage shows it was not a home equity loan. Issue should be cleared, both previous and new mortgage are NOT 50(a)(6).			01/10/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term
Confirm whether the prior lien on the subject property was a Texas 50(a)(6) or 50(a)(7).  If the prior lien was not a 50(a)(6) loan, clear. If the prior lien was a 50(a)(6) the loan needs to be re-reviewed for additional exceptions
Refund or credit the borrower $[redacted] and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section.
																																					B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.50 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $75.00 on LE but disclosed as $99.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $24.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-12-26): Sufficient Cure Provided At Closing		12/26/2023		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI mismatch due to exclusion of rental income. Unable to verify income, lease agreements were missing.				Reviewer Comment (2023-12-22): Received lease agreement and other REO documents for all investment properties. Exception Cleared. Seller Comment (2023-12-21): Please see REO docs.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-02): Received lease agreement and other REO documents for all investment properties. Exception Cleared. Seller Comment (2023-12-27): All exception documents has been provided. Please clear exception.	01/02/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XXXX significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI mismatch due to exclusion of rental income. Unable to verify income, lease agreements were missing.				Reviewer Comment (2024-01-02): Received lease agreement and other REO documents for all investment properties. Exception Cleared. Seller Comment (2023-12-27): All exception documents has been provided. Please clear exception.	01/02/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-02): Received lease agreement and other REO documents for all investment properties. Exception Cleared. Seller Comment (2023-12-27): All exception documents has been provided. Please clear exception.	01/02/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Unable to verify payment amount, please provide supporting documents for ; XXXXX, XXXXX, XXXXX XXXXX				Reviewer Comment (2023-12-22): Received lease agreement and other REO documents for all investment properties. Exception Cleared Seller Comment (2023-12-21): Please see REO docs.	12/22/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/18/2023	2	B	B	B	B	B	B	B	B	B	B		ME	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-01-02): Received project approval. Exception cleared. Seller Comment (2023-12-28): CONDO is FN approved. Please waive	01/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Reviewer Comment (2024-01-18): XXXXX received LOA indicating XX/XX/XX Cd not provided to the borrower.

Seller Comment (2024-01-14): attestation

Seller Comment (2024-01-14): Please see attached

Reviewer Comment (2024-01-10): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.)

Seller Comment (2024-01-08): The CD that shows issued XX/XX/XX ( we had a technical error where any CD  generated after closing printed the lock date instead of issue date). I have attached the entire package which shows the printed date of .  Also, this is the final wire CD our internal team used for balancing purposes and was not disclosed to borrower. Document tracking attached for further clarification.

																		01/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,460.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,460.00.	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,460.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,460.00				Reviewer Comment (2024-01-10): XXXXX received VCC. Seller Comment (2024-01-08): Relock on XX/XX/XX increased the final price which lowered lender credit to $6460.00	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to missing income documentation, loans is failing Safe Harbor AM (APOR)				Reviewer Comment (2024-01-17): Income documentation received. Seller Comment (2024-01-04): XX/XX/XX: Attached are the pension letters as well as statements showing receipt.	01/17/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Evidence of receipt of pension income was not in file, account statements do not show withdraw request or receipt of income				Reviewer Comment (2024-01-17): Income documentation received. Seller Comment (2024-01-04): XX/XX/XX: Attached are the pension letters as well as statements showing receipt.	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Evidence of receipt of pension income was not in file, account statements do not show withdraw request or receipt of income				Reviewer Comment (2024-01-17): Income documentation received. Seller Comment (2024-01-09): XX/XX/XX: Only two of the conditions were cleared on XX/XX/XX. Please remove waterfall. Seller Comment (2024-01-04): XX/XX/XX: Attached are the pension letters as well as statements showing receipt.	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Evidence of receipt of pension income was not in file, account statements do not show withdraw request or receipt of income				Reviewer Comment (2024-01-04): Evidence of receipt of pension income is received. Exception is cleared. Seller Comment (2024-01-04): XX/XX/XX: Attached are the pension letters as well as statements showing receipt.	01/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Evidence of receipt of pension income was not in file, account statements do not show withdraw request or receipt of income				Reviewer Comment (2024-01-04): Evidence of receipt of pension income is received. Exception is cleared. Seller Comment (2024-01-04): XX/XX/XX: Attached are the pension letters as well as statements showing receipt.	01/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,020.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-18): Sufficient Cure Provided At Closing		01/18/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,653.30 exceeds tolerance of $1,423.00 plus 10% or $1,565.30. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $230.30 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $88.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.3506
Reviewer Comment (2024-01-26): XXXXX received corrected PCC and LOE.

Seller Comment (2024-01-25): PCCD and LOE attached.

Reviewer Comment (2024-01-24): XXXXX agreed that the Recording fee disclosed $65 throughout initial LE to Final CD. However, on final CD Title fees were disclosed in Section B which are tested at 10% tolerance.  Provider listed on SSPL is XXXXX. Fees on CD were paid to XXXXX.  Appears borrower shopped for title fees. Corrected CD moving the title fees to Section C and LOE to borrower required to cure.

Seller Comment (2024-01-23): The amounts listed in the suspense condition are inaccurate. The initial LE shows the recording fees as $65, as do the initial and final CD. The recording fees did not increase. Again, please advise where you're seeing the figures referenced as they do not match what is on our documents.

Reviewer Comment (2024-01-23): XXXXX received rebuttal, however title fees are subject to 10% tolerance. Please provide valid COC for increase/added fee on final CD or cure is required. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-01-22): Please advise where you're seeing these figures. The final CD shows recording fees of $65 (see attached for reference).

																		01/26/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-01-16): CDA associated and details updated. Exception is cleared. Seller Comment (2024-01-12): XX/XX/XX kg: Please see attached CDA Reviewer Comment (2023-12-08): Waived in error. Reviewer Comment (2023-12-05): Client elects to waive	01/16/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/04/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-01-18): Received property inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-01-18): XX/XX/XX cdl - Please see attached PDI.	01/18/2024			1		A		A		A		A		A		FL	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,418.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,844.00.	Final Lender Credit of $-3,418.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,844.00.				Reviewer Comment (2024-01-03): XXXXX received additional information and for valid changed circumstances Seller Comment (2023-12-29): XX/XX/XX lock,cofc,le and XX/XX/XX lock, cofc, le Seller Comment (2023-12-29): On XX/XX/XX there was a CofC to change the loan amount which caused the LTV to change and pricing to adjust, lowering the lender credit. See attached lock confirmation, CofC and LE. On XX/XX/XX a CofC to change the appraised value was processed and the borrower FICO score also decreased causing the pricing to adjust. See attached lock confirmation, CofC, and LE.	01/03/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							12/18/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $790.00 exceeds tolerance of $675.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $675.00 on LE but disclosed as $790.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing. (7506)				Reviewer Comment (2024-01-10): Sufficient Cure Provided At Closing		01/10/2024		1	A	A	A	A	A	A	A	A	A	A		DE	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/26/2023	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	State Compliance	State Defect	XXXXX SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (2024-01-05): Received certificate of compliance. Exception cleared. Seller Comment (2024-01-03): Complete Mtg/Rider/Legal and XXXXX Comp Cert docs	01/05/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Warrantable Condo submission: Commercial space slightly exceeds 65%, at 66.45%. Lender Exception is in the file.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX0.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-01-09): Client elects to waive. Comp factors: XX% LTV, XXX FICO & XXX in reserves Reviewer Comment (2024-01-05): Client to review. Lender exception provided in file. Seller Comment (2024-01-03): As noted - lender exception is in file. Please clarify what required to clear this condition.			01/09/2024	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/29/2023	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-01-09): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-01-08): see attached	01/09/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Collateral Desktop Analysis was not disclosed on LE but disclosed as $92.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-03): Sufficient Cure Provided At Closing		01/03/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/26/2023	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The File is missing a copy of Final 1003 Loan Application.				Reviewer Comment (2024-01-10): Received and associated Final 1003 Loan Application signed and dated by borrower. Details updated. Exception cleared. Seller Comment (2024-01-09): (XXXXX) Attached from the file is a copy of the Final 1003 Loan Application.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The File is missing a copy of Initial 1003 Loan Application.				Reviewer Comment (2024-01-10): Received and associated Lender's Initial 1003 Loan Application signed and dated by borrower. Details updated. Exception cleared. Seller Comment (2024-01-09): (XXXXX) Attached from the file is a copy of the initial 1003 Loan Application.	01/10/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The file is missing a copy of Flood certification for the subject property.				Reviewer Comment (2024-01-10): Received and associated Flood Certificate for the subject property. Details updated. Exception cleared. Seller Comment (2024-01-09): (XXXXX) Attached from the file is a copy of the flood certification for the subject property.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file is missing a copy of Hazard Insurance for the subject property.				Reviewer Comment (2024-01-11): Hazard Insurance policy associated and details updated. Exception is cleared. Seller Comment (2024-01-10): (XXXXX) Hazard Insurance Policy has been received and provided. Please review document attached.	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title evidence is missing.				Reviewer Comment (2024-01-11): Final title policy associated and details updated. Exception is cleared. Seller Comment (2024-01-10): (XXXXX) Final Title Policy has been received and provided. Please review document attached.	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
Reviewer Comment (2024-01-12): Income documents received. Exception cleared.

Seller Comment (2024-01-11): Borrower is self-employed with 77.73% ownership in XXXXX, an 1120-S Corp. File contained two years personal 1040 tax returns and tax transcripts for XXXXX and XXXXX, two years business 1120-S tax returns, two years W2's, K1's, business tax returns and K1's for three other entities that borrower has less than 25% ownership. Also located in the file was a signed YTD Profit and Loss statement and balance sheet for XXXXX for XX/XX/XX -XX/XX/XX, as well as a YTD computerized paystub for the W2 income. Documentation is attached and was also located in the file.

Reviewer Comment (2024-01-10): Per AUS, borrower's self-employed income used for qualifying must be supported by business and personal tax returns covering the most recent two-year period, including all tax schedules. Two years signed and dated 1040s (XXXXX, XXXXX), Tax Transcripts (XXXXX, XXXXX), Business Returns (XXXXX, XXXXX). Exception remains.

Seller Comment (2024-01-09): (XXXXX) Income, employment, application, and flood cert documentation cited as missing was located in the file and has been provided. Documentation was in the file and utilized by UW in approval of the loan and supports borrower's ability to repay/QM.

																		01/12/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The file is missing a copy Initial escrow account statement..				Reviewer Comment (2024-01-10): Client elects to waive.			01/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							01/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of XXX% exceeds Guideline total debt ratio of XXX%.
Reviewer Comment (2024-01-12): All income documents received and same has been updated. DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-01-11): Borrower is self-employed with 77.73% ownership in XXXXX, an 1120-S Corp. File contained two years personal 1040 tax returns and tax transcripts for XXXXX and XXXXX, two years business 1120-S tax returns, two years W2's, K1's, business tax returns and K1's for three other entities that borrower has less than 25% ownership. Also located in the file was a signed YTD Profit and Loss statement and balance sheet for XXXXX for XX/XX/XX -XX/XX/XX, as well as a YTD computerized paystub for the W2 income. Documentation is attached and was also located in the file.

Reviewer Comment (2024-01-10): Per AUS, borrower's self-employed income used for qualifying must be supported by business and personal tax returns covering the most recent two-year period, including all tax schedules. Two years signed and dated 1040s (XXXXX, XXXXX), Tax Transcripts (XXXXX, XXXXX), Business Returns (XXXXX, XXXXX). Exception remains.

Seller Comment (2024-01-09): (XXXXX) It is presumed the TPR/investor total DTI ratio discrepancy is due to the reviewer being unable to locate the lease agreement and the two years of W2s for XXXXX and XXXXX. The documents were in the file and provide support to the underwriter's income calculation. The documents have been provided again, separately.

TPR to provide income calculation if a DTI ratio discrepancy remains after their review of the lease agreement and W2s.

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 calendar days of the Note.	-	Verification(s) of employment is not within 10 calendar days of the Note.				Reviewer Comment (2024-01-10): Received and associated Verbal Verification of Employment document dated XX/XX/XX. Details updated. Exception cleared. Seller Comment (2024-01-09): (XXXXX) ttached Verbal Verification of Employment was performed and completed on XX/XX/XX which is the same day as the note date, thus being within 10 calendar days of the Note. Borrower is self-employed and product guidelines require verification within 120 calendar days prior to the note date.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing two years W2s as required by AUS.				Reviewer Comment (2024-01-10): Received and associated W-2s for XXXXX and XXXXX. Details updated. Exception cleared. Seller Comment (2024-01-09): (XXXXX) See attached copies of borrower's XXXXX and XXXXX W2's that were located in the file.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Per AUS loan was qualified with rental income, however there were no tax returns or lease agreement provided.				Reviewer Comment (2024-01-10): Received and associated Lease Agreement for the above property. Details updated. Exception cleared. Seller Comment (2024-01-09): (XXXXX) Attached from the file is a copy of the lease agreement for the property at XXXXX. As this was the departure residence, it would not have been reporting on the tax return. Borrower does have a 12 month history of managing rental properties through their business.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XXX% significantly exceeds the guideline maximum of XXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
Reviewer Comment (2024-01-12): Income documents received. Exception cleared.

Seller Comment (2024-01-11): Borrower is self-employed with 77.73% ownership in XXXXX, an 1120-S Corp. File contained two years personal 1040 tax returns and tax transcripts for XXXXX and XXXXX, two years business 1120-S tax returns, two years W2's, K1's, business tax returns and K1's for three other entities that borrower has less than 25% ownership. Also located in the file was a signed YTD Profit and Loss statement and balance sheet for XXXXX for XX/XX/XX -XX/XX/XX, as well as a YTD computerized paystub for the W2 income. Documentation is attached and was also located in the file.

Reviewer Comment (2024-01-10): Per AUS, borrower's self-employed income used for qualifying must be supported by business and personal tax returns covering the most recent two-year period, including all tax schedules. Two years signed and dated 1040s (XXXXX, XXXXX), Tax Transcripts (XXXXX, XXXXX), Business Returns (XXXXX, XXXXX). Exception remains.

Seller Comment (2024-01-09): (XXXXX) Income documentation cited as missing was located in the file and has been provided. Documentation was in the file and utilized by XXX in approval of the loan and supports borrower's ability to repay.

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Not Provided	General QM: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: XXX%, LTV/CLTV:XXX%, Credit Score:XXX, Occupancy: Primary, Purpose: Purchase,
Reviewer Comment (2024-01-12): Income documents received. Exception cleared.

Seller Comment (2024-01-11): Borrower is self-employed with 77.73% ownership in XXXXX, an 1120-S Corp. File contained two years personal 1040 tax returns and tax transcripts for XXXXX and XXXXX, two years business 1120-S tax returns, two years W2's, K1's, business tax returns and K1's for three other entities that borrower has less than 25% ownership. Also located in the file was a signed YTD Profit and Loss statement and balance sheet for XXXXX for XX/XX/XX -XX/XX/XX, as well as a YTD computerized paystub for the W2 income. Documentation is attached and was also located in the file.

Reviewer Comment (2024-01-10): Per AUS, borrower's self-employed income used for qualifying must be supported by business and personal tax returns covering the most recent two-year period, including all tax schedules. Two years signed and dated 1040s (XXXXX, XXXXX), Tax Transcripts (XXXXX, XXXXX), Business Returns (XXXXX, XXXXX). Exception remains.

Seller Comment (2024-01-09): (XXXXX) Income documentation cited as missing was located in the file and has been provided. Documentation was in the file and utilized by UW in approval of the loan and supports borrower's ability to repay.

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Reviewer Comment (2024-01-12): Income documents received. Exception cleared.

Seller Comment (2024-01-11): Borrower is self-employed with 77.73% ownership in XXXXX, an 1120-S Corp. File contained two years personal 1040 tax returns and tax transcripts for XXXXX and XXXXX, two years business 1120-S tax returns, two years W2's, K1's, business tax returns and K1's for three other entities that borrower has less than 25% ownership. Also located in the file was a signed YTD Profit and Loss statement and balance sheet for XXXXX for XX/XX/XX -XX/XX/XX, as well as a YTD computerized paystub for the W2 income. Documentation is attached and was also located in the file.

Reviewer Comment (2024-01-10): Per AUS, borrower's self-employed income used for qualifying must be supported by business and personal tax returns covering the most recent two-year period, including all tax schedules. Two years signed and dated 1040s (XXXXX, XXXXX), Tax Transcripts (XXXXX, XXXXX), Business Returns (XXXXX, XXXXX). Exception remains.

Seller Comment (2024-01-09): (XXXXX) Income documentation cited as missing was located in the file and has been provided. Documentation was in the file and utilized by XXX in approval of the loan.

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Per Final 1003, borrower is Self-Employed with more than 25% ownership, however, unable to verify if it is 100% owner of the business "XXXXX" or it is S-Corp. Income docs are missing for this business. Tax Transcripts, most recent signed and dated 2 years 1040s, YTD P&L.
Reviewer Comment (2024-01-12): Income documents received. Exception cleared.

Seller Comment (2024-01-10): (XXXXX) Borrower is self-employed with 77.73% ownership in XXXXX, an 1120-S Corp. File contained two years personal 1040 tax returns and tax transcripts for XXXXX and XXXXX, two years business 1120-S tax returns, two years W2's, K1's, business tax returns and K1's for three other entities that borrower has less than 25% ownership. Also located in the file was a signed YTD Profit and Loss statement and balance sheet for XXXXX for XX/XX/XX -XX/XX/XX, as well as a YTD computerized paystub for the W2 income. Documentation is attached and was also located in the file.

																		01/12/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Income documentation required to verify the borrower's self-employment income was not provided. Provide all income documentation required to verify income for "XXXXX".				Reviewer Comment (2024-01-12): Income documents received. Exception cleared. Seller Comment (2024-01-10): (XXXXX) Income documentation including two years personal 1040 tax returns and transcripts, two years 1120-S business tax returns, two years W2's and K1's, and XXXXX YTD P&L and balance sheet through XX/XX/XX were all located in the file and included in attachments.	01/12/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation required to verify borrower's self-employed income was not provided. Provide all income documentation required to verify income for "XXXXX".				Reviewer Comment (2024-01-11): Received income documents associated and income details updated. Exception is cleared. Seller Comment (2024-01-10): (XXXXX) Please see attached copies of XXXXX and XXXXX 1120-S signed business tax returns for borrower's self-employed business XXXXX, including K1's from both years. All of the attached documentation was located in the file.	01/11/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Per AUS, borrower's self-employed income must be supported by business and personal tax returns covering the most recent two-year period, including all tax schedules. Two years 1040s, tax transcripts and business returns.				Reviewer Comment (2024-01-11): Received income documents associated and income details updated. Exception is cleared. Seller Comment (2024-01-10): (XXXXX) Please see attached copies of borrower's XXXXX and XXXXX personal 1040 signed tax returns, as well as IRS tax transcripts for both years. All of the attached documentation was located in the file. There is no schedule C to the 1040 tax return. The self-employed income is from the 1120-S business in which borrower has 77.73% ownership.	01/11/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage is insufficient by $10,133.00.				Reviewer Comment (2024-01-12): RCE provided. Exception cleared.	01/12/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $80.00 plus 10% or $88.00. Insufficient or no cure was provided to the borrower.	Recording fee increased from $80.00 in the initial Loan Estimate to $125.00 on the Final Closing disclosure. No valid change of circumstance or cure provided.				Reviewer Comment (2023-12-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2023-12-28): A $37 tolerance cure credit was provided on the final CD at closing. See page 2 section J.	12/29/2023			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $860.00 exceeds tolerance of $770.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $860.00 exceeds tolerance of $770.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-01-17): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-01-16): DJ: See attached revised PCCD

Reviewer Comment (2024-01-09): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Cure showing on PCCD is $217 whereas it should reflect $127 as $37 was provided at closing and for $90 received copy of check & LOE. Please provided updated PCCD with correct cure amount.

Seller Comment (2024-01-08): DJ: See attached PCCD, LOX, Check to borrower and POD

Reviewer Comment (2023-12-29): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the CDA fee was required and also no CDA document available in file.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2023-12-28): The underwriter reviewed the CU score on XX/XX/XX and conditioned for a CDA valuation See attached change in circumstance and redisclosure to borrower.

																			01/17/2024		2	C	B	C	B	C	B	C	B	C	B		UT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/15/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).				Reviewer Comment (2023-12-05): Upon further review finance charge was correctly disclosed to consumer Seller Comment (2023-12-01): pccd	12/05/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $151.00 plus 10% or $166.10. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $8.90 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $8.90, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-12-02): XXXXX received PCCD & LOE. Seller Comment (2023-12-01): PCCD	12/02/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2023-12-04): Project approval received Seller Comment (2023-12-01): condo docs	12/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee increased on XX/XX/XX Closing Disclosure with no valid change evident.				Reviewer Comment (2023-11-28): Sufficient Cure Provided At Closing		11/28/2023		1	A	A	A	A	A	A	A	A	A	A		IL	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement not provided in the file.				Reviewer Comment (2023-12-04): E-sign consent received Seller Comment (2023-12-01): econsent	12/04/2023			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/03/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2024-01-17): Client elects to waive. Seller Comment (2024-01-16): Borrowers waived escrows			01/17/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/03/2024	2	B	B	B	B	B	B	B	B	B	B		RI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-12): VOE meets guidelines being post-consummation but performed prior to delivery date. Exception cleared. Seller Comment (2024-01-11): Compliance report shows compliant Seller Comment (2024-01-09): Compliance report	01/12/2024			1	B	A	C	A	B	A	C	A	B	A		RI	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third Party Verification is missing for business 'XXXXX'
Reviewer Comment (2024-01-12): VOE meets guidelines being post-consummation but performed prior to delivery date. Exception cleared.

Seller Comment (2024-01-11): Please also see comments regarding timing on verifications.

Seller Comment (2024-01-11): Can I please get an exception for the 3rd party verification done post close. This is still valid and more conservative showing that business is still active.

Reviewer Comment (2024-01-11): Third party verification was provided after consummation. Provide verification completed prior to consummation of the loan.

Seller Comment (2024-01-09): 1120 and business search for XXXXX

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third Party Verification is missing for business 'XXXXX'
Reviewer Comment (2024-01-12): VOE meets guidelines being post-consummation but performed prior to delivery date. Exception cleared.

Seller Comment (2024-01-11): Please also see comments regarding timing on verifications.

Seller Comment (2024-01-11): Can I please get an exception for 3rd party verification post close, as this is a more conservative approach, business is still active.

Seller Comment (2024-01-11): 3rd party verification

Reviewer Comment (2024-01-11): Third party verification is required for XXXXX to clear this exception. Verification provided is for another business after consummations. Exception remains.

Seller Comment (2024-01-09): Online search for XXXXX

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of XXXXX% exceeds AUS total debt ratio of 50.00000%.				Reviewer Comment (2024-01-10): The DTI discrepancy was due to primary housing expense. There is no primary expense as per 1003 and lox in file. Seller Comment (2024-01-09): UW comments on DTi and 1008 showing DTI XXX	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of XXX% exceeds Guideline total debt ratio of XXX%.				Reviewer Comment (2024-01-10): DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-01-10): 1008 with DTI below 50	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Third party verification				Reviewer Comment (2024-01-11): Third party verification was provided for XXXXX. Reviewer Comment (2024-01-10): Received business search for XXXXX. Provide third party verification for XXXXX. Exception Remains. Seller Comment (2024-01-09): XXXXX Business Search	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/12/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $246.78 compared to the calculated total of payments of $XXX which exceeds the $100.00 threshold.	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $246.78 compared to the calculated total of payments of $XXX which exceeds the $100.00 threshold.
Reviewer Comment (2024-01-18): LOA received indicating date error.

Seller Comment (2024-01-16): The final CD is document version 18 which is shown at the bottom right side of each page of the disclosure. This shows an issue date of XX/XX/XX, the same day as the security instrument.

Reviewer Comment (2024-01-10): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.)

Seller Comment (2024-01-09): The final CD was not issued XX/XX/XX. This was a document IT error where the Issue date was generating the lock date on our CD packages in the month of XXXXX.  The final CD (version 18 on bottom right corner of CD) was generated on XX/XX/XX

																		01/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Reviewer Comment (2024-01-18): LE was received timely

Seller Comment (2024-01-16): doc list and CD and final CD

Seller Comment (2024-01-16): The final CD is document version 18 which is shown at the bottom right side of each page of the disclosure. This shows an issue date of XX/XX/XX, the same day as the security instrument.

Reviewer Comment (2024-01-10): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.)

Seller Comment (2024-01-09): The final CD was not issued XX/XX/XX. This was a document IT error where the Issue date was generating the lock date on our CD packages in the month of XXXXX.  The final CD (version 18 on bottom right corner of CD) was generated on XX/XX/XX

																		01/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2024-01-18): XXXXX received Seller CD.	01/18/2024			1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,055.00 exceeds tolerance of $705.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal fee increased on XX/XX/XX. No VCC was located that would explain the increase.				Reviewer Comment (2024-01-18): Sufficient Cure Provided At Closing		01/18/2024		1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,565.00 exceeds tolerance of $4,015.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer tax increased without explanation on XX/XX/XX. No VCC was located in the loan file.				Reviewer Comment (2024-01-18): Sufficient Cure Provided At Closing		01/18/2024		1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $500.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $500.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-05): Sufficient Cure Provided At Closing		01/05/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $500.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $500.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-05): Sufficient Cure Provided At Closing		01/05/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/19/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/12/2024	2	B	B	B	B	B	B	B	B	B	B		MO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/27/2023	2	B	B	B	B	B	B	B	B	B	B		MO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.
Reviewer Comment (2024-01-18): Itemization received.  Offset applied for seller paid discount points.

Seller Comment (2024-01-14): itemization

Seller Comment (2024-01-14): Please see attached correct itemization

Reviewer Comment (2024-01-05): While we have the itemization in file that we would normally use to offset seller-paid fees, the total of the seller paid fees on this itemization ($49,632.98) does not equal the total seller credit being provided for on the CD ($50,000). Before any offset is provided, we must ensure the Itemization matches with the total seller credit amount. Please provide clarification on this mismatch to ensure any itemized seller credits are being applied appropriately. Exception remains.

Seller Comment (2024-01-02): Please see the attached Itemization of Settlement Fees and Charges which shows the Discount Points and the Underwriting fee were covered by the seller credit.

																		01/18/2024			1	B	A	C	A	B	A	C	A	B	A		MO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXX (an overage of $XXX	QM Points and Fees threshold exceeded by $XXX or .91645. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.
Reviewer Comment (2024-01-18): Itemization received.  Offset applied for seller paid discount points.

Seller Comment (2024-01-14): itemization

Seller Comment (2024-01-14): Please see attached correct itemization

Reviewer Comment (2024-01-05): While we have the itemization in file that we would normally use to offset seller-paid fees, the total of the seller paid fees on this itemization ($49,632.98) does not equal the total seller credit being provided for on the CD ($50,000). Before any offset is provided, we must ensure the Itemization matches with the total seller credit amount. Please provide clarification on this mismatch to ensure any itemized seller credits are being applied appropriately. Exception remains.

Seller Comment (2024-01-02): Please see the attached Itemization of Settlement Fees and Charges which shows the Discount Points and the Underwriting fee were covered by the seller credit.

																		01/18/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $895.00 exceeds tolerance of $795.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-12-29): Sufficient Cure Provided At Closing		12/29/2023		1	A	A	A	A	A	A	A	A	A	A		MO	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023-12-19): AVM provided meets securitization requirements. Exception cleared. Reviewer Comment (2023-12-18): AVM is not acceptable as per guideline. As per guidelines, PIW/ACE loans requires a 2055 form. Exception remains. Seller Comment (2023-12-15): AVM Reviewer Comment (2023-12-14): We require secondary valuation to support appraised value. Exception remains. Seller Comment (2023-12-14): Property is a CO OP which covers costs, see attached	12/19/2023			1	D	A	B	A	D	A	C	A	D	A		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provide the Tax & Insurance verification for the REO property XXXXX.				Reviewer Comment (2023-12-18): Taxes and Insurance are included in HOA fee, document associated and details updated. Exception is cleared. Seller Comment (2023-12-15): CO-OP docs	12/18/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___	AVM provided supports PIW value.				Reviewer Comment (2023-12-19): Client elects to waive. Reviewer Comment (2023-12-19): Client to review.			12/19/2023	2		B		B		B		B		B		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: Drive By not provided		Loan was originated with a PIW. AVM provided as a secondary value. Per guidelines, PIW/ACE loans requires a 2055.				Reviewer Comment (2023-12-28): Received and associated Exterior-only 2055 Appraisal Report. Details updated. Exception cleared. Seller Comment (2023-12-27): 2055 Buyer Comment (2023-12-19): XXXXX requires 2055 Reviewer Comment (2023-12-19): Client to review.	12/28/2023			1		A		A		A		A		A		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $XXX are insufficient to meet cash to close of $XXX. The final 1003 and AUS reflect the lender used a balance of $XXX4 for account ending in #XXXXX when a balance of $XXX has been verified. Additionally the XXX of $XXX is not sourced and has not been included in the available assets; the final CD reflects a down payment of $XXX that was also not documented.
Reviewer Comment (2024-01-24): Sufficient assets were verified. POC fees have been added to liabilities at 5% and added to assets.

Seller Comment (2024-01-23): XX/XX/XX: we have added an item to the borrower's liabilities for the $XXXX paid outside of closing via credit card and added a payment to DTI which is 5% of that balance. An updated 1008 and 1003 are attached.

Reviewer Comment (2024-01-19): Cash to Close is calculated as - Total Closing Costs $XXXX + Down Payment $XXXXX - Adjustments and Other Credits $XXXXX = $XXXXX. Available for Closing from all the assets we have in file = $XXXXX. We are short of $1020.76. Now, per Final CD, we see total $XXXXX is paid outside closing. This is Appraisal Fee of $XXXXX and HOI premium paid $XXXXX. Of this, we have proof of Appraisal Fee paid via debit card, however, we have no proof of HOI premium paid via debit card. So, we require proof of HOI paid in order to include $XXXXX in assets, OR we would require additional assets to cover the remaining amount. Exception remains.

Seller Comment (2024-01-18): XX/XX/XX: attached

Reviewer Comment (2024-01-17): Provided bank statements were already there in file at the time of initial review. Both checking and savings account of XXXXX are updated with most recent statement ending balance from the documents in file. EMD also updated with source and deposits receipts. However, Cash to Close requirement is still not met. Available for Closing is now $XXXXX which is less than Cash From Borrower. Please provide supporting document to verify down payment of $XXXXX that is reflecting on Final CD or provide additional assets to meet cash to close. Exception remains.

Seller Comment (2024-01-16): XX/XX/XX, $XXXXX on XX/XX/XX, and $XXXXX on XX/XX/XX.

In addition, documentation is attached showing that the XXXXX account ending in XXXXX had an ending balance of $XXXXX on XX/XX/XX

																		01/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX0 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-01-11): Additional coverage updated from correspondence from insurance agent, document associated. Exception is cleared.

Seller Comment (2024-01-10): (XXXXX) email from insurance agent

Reviewer Comment (2024-01-09): Provided HOI policy is the same that we already have in file. Even after adding $XXXXX extension as mentioned in HOI, we still have a shortfall of $XXXXX. Here's the calculation - Required coverage is based on 80% of the Appraised Value. Appraisal Value here is $XXXXX, so 80% of this value = $XXXXX. Current Coverage is $XXXXX + $XXXXX = $XXXXX. Please provide Replacement Cost Estimate to cover the shortfall. Exception remains.

Seller Comment (2024-01-08): (XXXXX) The Insurance shows sufficient coverage. The Dwelling coverage is $XXXXX, The Increased dwelling coverage is $XXXXX = $XXXXX Premium $XXXXX / $XXXXX monthly, and this is what is escrowed in the payment. Coverage exceeds loan amount by $XXXXX.

																		01/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing disclosure is incomplete in the file.				Reviewer Comment (2024-01-12): XXXXX Received LOA to remove CD, from testing as not provided to the borrower. Reviewer Comment (2024-01-09): XXXXX Documents ID XXX is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXX were never provided to the borrower and XXXXX will review for re-testing.	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-01-10): Received signed tax returns. Exception cleared.	01/10/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	Provided tax returns 1040 not signed and dated.				Reviewer Comment (2024-01-10): Received signed tax returns. Exception cleared.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information				Reviewer Comment (2024-01-12): XXXXX Received LOA to remove CD, from testing as not provided to the borrower. Reviewer Comment (2024-01-09): XXXXX Documents ID XXX is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXX were never provided to the borrower and XXXXX will review for re-testing. Seller Comment (2024-01-08): (XXXXX) There was no CD issued on XX/XX/XX (copies attached). "Final" CD was signed in person at closing on XX/XX/XX	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.
Reviewer Comment (2024-01-10): Client elects to waive.

Reviewer Comment (2024-01-10): With regard to the initial escrow payment, we have discussed this specific issue with outside counsel in the past. We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." (Emphasis added). To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  Letter of Explanation & Corrected Closing Disclosure with only the borrower paid portion on page 4 is required to cure.

Seller Comment (2024-01-08): (XXXXX) The initial escrow deposit is entirely lender paid with the rest of the fees, none were marked borrower paid on the final CD (attached)

																				01/10/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-01-12): XXXXX Received LOA to remove CD, from testing as not provided to the borrower. Seller Comment (2024-01-10): (XXXXX) LOA uploaded Reviewer Comment (2024-01-10): Please provide LOA indicating document 37, dated XX/XX/XX was not provided to the borrower so it can be reviewed for removal from testing. Seller Comment (2024-01-08): (XXXXX) Borrower received CDs on XX/XX/XX, all of which had the same APR of XXX% (attached)	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-01-17): Final Title Policy associated and details updated. Exception is cleared. Seller Comment (2024-01-16): XX/XX/XX Rf please see attached please clear thank you	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of the second mortgage statement for the property located at XXXXX.				Reviewer Comment (2024-01-08): Received second mortgage statement for the property located at XXXXX. Exception Cleared. Seller Comment (2024-01-08): XX/XX/XX: statement is attached.	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Lender to provide additional statement.				Reviewer Comment (2024-01-08): Received transaction history from XX/XX/XX. Exception Cleared. Seller Comment (2024-01-08): XX/XX/XX: Statement with transaction history attached.	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan				Reviewer Comment (2024-01-18): Exception cured prior to discovery. Seller Comment (2024-01-15): XX/XX/XX: Please see that the final CD correctly reflects the Estimated Total Monthly Payment amount of $XXXXX. The P&I of $5,720.05 plus monthly taxes of $XXXXX and insurance of $XXXXX equals $XXXXX a month. Please see the attached documentation which all confirms this payment amount.		01/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $170.00 exceeds tolerance of $140.00 plus 10% or $154.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $30.00 due to increase of recording fee. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2023-12-08): Sufficient Cure Provided At Closing		12/08/2023		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.				Reviewer Comment (2023-12-15): Evidence of E-sign consent received. Seller Comment (2023-12-14): Esign	12/15/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus XXX% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.	Total amount of $XXX0 for taxes and other government fees exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-03): Sufficient Cure Provided At Closing		01/03/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/22/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of XXX% exceeds AUS total debt ratio of XXX%.				Reviewer Comment (2024-01-03): AUS rounded. Exception cleared. Seller Comment (2024-01-02): The DTI on the AUS does appear to match the investor's amount at XXXX%. Please note the LP findings reflect DTI = XXXXX% with no decimals displayed, not XXXXX%. DTI per the AUS is $XXXXX/$XXXXX = XXXX%	01/03/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-03): AUS rounded. Exception cleared. Seller Comment (2024-01-02): Please clarify - what additional income documentation are you requesting? ATR/QM printout is attached - please advise if you're looking for additional documentation.	01/03/2024			1	B	A	C	A	B	A	C	A	B	A		MD	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2024-01-03): AUS rounded. Exception cleared.	01/03/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/21/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/21/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial rate Lock date is not documented in file.							12/21/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/22/2023	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP). Fee Amount of $22,990.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Origination Fee was last disclosed as $00.00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A COC was provided for this change.				Reviewer Comment (2024-01-17): Upon further review consumer within 0% tolerance requirements. Seller Comment (2024-01-15): Please see attached COC	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/08/2024	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing a copy of Initial Rate Lock Date document.							01/08/2024	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) Evidence of electronic receipt was not provided therefore the mailbox rule was applied.
Reviewer Comment (2024-01-16): XXXXX received LOA removing doc 70 from testing.

Seller Comment (2024-01-16): (XXXXX) Letter of Attestation requested has been provided. Please see it attached.

Reviewer Comment (2024-01-12): XXXXX Documents ID XXX is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXX were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-01-11): (XXXXX) Disagree - The Revised Loan Estimate was issued on XX/XX/XX and the Initial Closing Disclosure was issued on XX/XX/XX. The Preliminary CD dated XX/XX/XX is the First Title's version use for fees calculation only not provided to Borrower. Please review Loan Summary Report attached.

																		01/16/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file was missing a copy of the required Fraud Report including all interested parties to the transaction.				Reviewer Comment (2024-01-12): Received and associated Fraud Report including all interested parties to the transaction. Details updated. Exception cleared. Seller Comment (2024-01-11): (XXXXX) XXXXX has been provided. Please review document attached.	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/08/2024	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing a copy of Initial Rate Lock Date document.				Reviewer Comment (2024-01-12): Received and associated Initial Rate Lock Date document. Details updated. Exception cleared. Seller Comment (2024-01-11): (XXXXX) Please review Loan Lock History attached.	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/04/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial rate Lock date is not documented in file.							01/04/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-12): Upon further review, finance charge fees are acceptable. Seller Comment (2024-01-10): (XXXXX) Loan mets QM safe harbor requirements Predatory testing document attached.	01/12/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM (APOR) Threshold Fail	Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of 7.31000%.	QM APR on subject loan of XXX% is equal to or greater than the threshold of 7.31000%.				Reviewer Comment (2024-01-12): Upon further review, finance charge fees are acceptable. Seller Comment (2024-01-10): (XXXXX) Disagree: Loan mets QM safe harbor requirements Predatory testing document attached.	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by XXX compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is XXX. Calculated finance charge is $XXX. Variance of -$XXX. Based on review discrepancy occurred to to APR variance of XXX%. Calculated APR XXX% however XXX% APR was disclosed.				Reviewer Comment (2024-01-12): Upon further review, finance charge fees are acceptable. Seller Comment (2024-01-10): (XXXXX) Disagree: Predatory Testing attached shows all APR fees used for testing and loan passes based on fees disclosed.	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Initial rate Lock date is not documented in file.				Reviewer Comment (2024-01-11): Rate lock date updated and agreement associated. Exception is cleared. Seller Comment (2024-01-10): (XXXXX) Initial Rate Lock Agreement Sent	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-01-10): Client elects to waive.			01/10/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/17/2024	2	B	B	B	B	B	B	B	B	B	B		RI	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							01/11/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of appraisal receipt not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of borrower receipt of corrected closing disclosureat least three (3) business days prior to consummation not found in file
Reviewer Comment (2024-01-17): XXXXX received LOA to remove document(s) 183 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower.

Seller Comment (2024-01-16): attestation

Seller Comment (2024-01-16): Please see attached

Reviewer Comment (2024-01-12): Documents ID XXX is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXX were never provided to the borrower and XXXXX will review for re-testing.

Seller Comment (2024-01-11): XXX is the Seller CD, this was not disclosed to borrower ( seller signature page). Please clear this finding

																		01/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $905.00 exceeds tolerance of $820.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $820.00 on LE but disclosed as $905.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-01-10): Sufficient Cure Provided At Closing		01/10/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/19/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $660.00 exceeds tolerance of $560.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $560.00 on Initial closing disclosure but disclosed as $660.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-02): Sufficient Cure Provided At Closing		01/02/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Rent Schedule. Fee Amount of $85.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Rent Schedule Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $85.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-02): Sufficient Cure Provided At Closing		01/02/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/08/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	The file was missing a copy of the Loan Estimate not delivered to Borrower(s) within three business days of application.				Reviewer Comment (2024-01-12): XXXXX received earliest e-consent for borrowers. Seller Comment (2024-01-11): Audit trail shows econsent on XX/XX/XX, application date XX/XX/XX, Initial LE sent on XX/XX/XX no violations	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,650.00 exceeds tolerance of $1,500.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-10): Sufficient Cure Provided At Closing		01/10/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-10): Sufficient Cure Provided At Closing		01/10/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-01-17): Client elects to waive.			01/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-01-09): CDA provided. Exception cleared. Seller Comment (2024-01-04): CDA	01/09/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within a reasonably practicable time after using credit score.							12/19/2023	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $248,000. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-01-02): Received evidence policy is based on 100% replacement cost. Exception cleared. Seller Comment (2023-12-27): RCE	01/02/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/19/2023	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-10): K-1 <25% income meets guideline requirements. Exception cleared.	01/10/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.				Reviewer Comment (2024-01-10): K-1 <25% income meets guideline requirements. Exception cleared. Seller Comment (2024-01-03): Tax returns are not required. borrower qualified on W-2 income, K-1 provided to evidence percentage of ownership Reviewer Comment (2024-01-02): Missing most recent tax return or tax transcript. Only K-1 was provided. Exception remains Seller Comment (2023-12-27): Borrower is a shareholder	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.				Reviewer Comment (2024-01-10): K-1 <25% income meets guideline requirements. Exception cleared. Reviewer Comment (2024-01-02): Missing most recent tax return or tax transcript. Only K-1 was provided. Exception remains Seller Comment (2023-12-27): Borrower is a shareholder	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of borrower's receipt of copy of loan estimate within 3 business days of application not found				Reviewer Comment (2023-12-28): XXXXX received e-consent dated XX/XX/XX. Seller Comment (2023-12-27): Consent per XXXXX / LE / Consent Disclosure	12/28/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/19/2023	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/19/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	File is missing E-Sign Consent Agreement.				Reviewer Comment (2024-01-19): E-Sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-01-19): e consent disclosure	01/19/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/12/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $1,488,200.00 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-01-03): Additional coverage updated from and document associated. Exception is cleared. Seller Comment (2024-01-03): Please see attached. Insurer does not provide RCE. Reviewer Comment (2024-01-03): Provided document is the HOI policy which we already have in file. Please provide Replacement Cost Estimator to support current coverage amount or revised HOI policy to reflect minimum coverage of $1,504,000.00. Exception remains. Seller Comment (2024-01-02): XXXXX	01/03/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/10/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.	PCCD is incomplete and does not include Homeowners Insurance in escrows.				Reviewer Comment (2024-01-16): XX/XX/XX CD not provided to consumer removed from testing Seller Comment (2024-01-11): CD provided on XX/XX/XX has both property taxes and HOI in escrows in section G of the CD. PLease clear finding or provide further guidance on what is being requested	01/16/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether property taxes are included in escrow.	PCCD is incomplete and does not include property taxes in escrow.				Reviewer Comment (2024-01-16): XX/XX/XX CD not provided to consumer removed from testing Seller Comment (2024-01-12): XX/XX/XX NR: Please see closing disclosure showing taxes and insurance included in escrow. Tax bill and Insurance premium also provided to line up with $553.93 a month payment for taxes and insurance. Seller Comment (2024-01-11): CD provided on XX/XX/XX has both property taxes and HOI in escrows in section G of the CD. Please clear finding or provide further guidance on what is being requested	01/16/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		The PCCD is incomplete and does not include escrows				Reviewer Comment (2024-01-17): XXXXX received LOA to remove document(s) XXX from testing as not provided to the borrower. Seller Comment (2024-01-16): attestation Seller Comment (2024-01-16): Please see attached	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $79.50 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-16): Sufficient Cure Provided At Closing		01/16/2024		1		A		A		A		A		A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.					Reviewer Comment (2024-01-30): Updated form with reopened recession received. Per delivery tracking package has been delivered, new recession has expired. Seller Comment (2024-01-25): DJ: see enclosed RTC	01/30/2024			1		A		A		A		A		A		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	The file was missing a copy of Seller Closing Disclosure				Reviewer Comment (2024-01-23): XXXXX received Seller CD. Seller Comment (2024-01-19): (XXXXX) please review seller CD provided	01/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file was missing a copy of Fraud Report.				Reviewer Comment (2024-01-18): Received and associated Fraud Report. Details updated. Exception cleared. Seller Comment (2024-01-17): (XXXXX) Fraud Report in file. See attachment.	01/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-01-26): Received and associated XXXXX Desk Review dated XX/XX/XX with CDA Value $950,000.00, which gives 0.00% variance from the Appraised Value. Exception cleared. Seller Comment (2024-01-25): CDA attached.	01/26/2024			1	D	A	D	A	D	A	D	A	D	A		OR	Second Home	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/17/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/16/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/16/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $625.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $625.00 on LE but disclosed as $775.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-01-24): XXXXX received updated valid Changed Circumstance dated XX/XX/XX. Seller Comment (2024-01-23): Please see attached COC and loan estimate.	01/24/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.				Reviewer Comment (2024-01-11): XXXXX received documentation of actual issue date. Seller Comment (2024-01-10): Document ID XXX was issued on XX/XX/XX. I have also included the CD tracking for D0136 confirming XX/XX/XX issue date	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other	No Defined cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							01/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing a copy Tax and Insurance Verifications' for the property located at XXXXX.				Reviewer Comment (2024-01-16): Full PITIa used as worse case scenario to be conservative since the transaction for this REO is not yet completed. Conservative approach taken. Seller Comment (2024-01-12): XX/XX/XX NR: Please see that the loan for XXXXX is still in process with XXXXX and the current max PITIa is verified	01/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The file is missing a copy of the Credit Report.				Reviewer Comment (2024-01-12): Credit report associated and details updated. Exception is cleared. Seller Comment (2024-01-11): XX/XX/XX RF please see attached credit report please clear thank you	01/12/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Not Provided Timely	RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.	Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.				Reviewer Comment (2024-01-10): Client elects to waive. Seller Comment (2024-01-10): Following up on the condition submitted XX/XX/XX - can you please let me know the review status? Thanks! Seller Comment (2024-01-05): See attached. IEADS was issued XX/XX/XX.			01/10/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.76 exceeds tolerance of $63.31. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-23): Sufficient Cure Provided At Closing		01/23/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.							12/27/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-01-22): Final title provided.	01/22/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-01-22): Title final received and associated. Amount of title insurance coverage updated. Exception is cleared. Seller Comment (2024-01-22): final title policy	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							01/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/29/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.							01/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file was missing a copy of the initial loan application document.				Reviewer Comment (2024-01-10): Received and associated Initial 1003 Loan Application signed and dated. Details updated. Exception cleared. Seller Comment (2024-01-09): initial 1003	01/10/2024			1	B	A	B	A	B	A	B	A	B	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the e-sign consent document.				Reviewer Comment (2024-01-10): Received and associated E-Sign Consent Agreement. Details updated. Exception cleared. Seller Comment (2024-01-09): 6 Seller Comment (2024-01-09): 5 Seller Comment (2024-01-09): 4 Seller Comment (2024-01-09): 3 Seller Comment (2024-01-09): 2 Seller Comment (2024-01-09): E-consent 1	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets are insufficient to meet cash to close due to missing asset documentation.				Reviewer Comment (2024-01-10): Received and associated additional bank statements and vendor asset reports. Details updated. Available for Closing is now $XXXXX which is more than Cash From Borrower $XXXXX. Exception cleared. Seller Comment (2024-01-09): final CD Seller Comment (2024-01-09): XXXXX assets 3 Seller Comment (2024-01-09): XXXXX assets 2 Seller Comment (2024-01-09): XXXXX assets 1 Seller Comment (2024-01-09): XXXXX assets Seller Comment (2024-01-09): 1008 Seller Comment (2024-01-09): du	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $6,553.68.				Reviewer Comment (2024-01-10): Received and associated additional bank statements and vendor asset reports. Details updated. Available for Reserves is now $XXXXX, which is more than AUS available for Reserves. Exception cleared. Seller Comment (2024-01-09): Hello- Please see assets, Du 3, final CD and 1008 recently uploaded..	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.				Reviewer Comment (2024-01-10): Received and associated additional bank statements and vendor asset reports. Details updated. Available for Closing is now $XXXXX, which is more than AUS qualifying asset balance of $XXXXX. Exception cleared. Seller Comment (2024-01-09): Hello- Please see assets, Du 3, final CD and 1008 recently uploaded.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $6,553.68. Unable to source escrwo deposit.				Reviewer Comment (2024-01-10): Received and associated additional bank statements and vendor asset reports. Details updated. Available for Reserves is now $XXXXX, which is more than AUS available for Reserves. Exception cleared. Seller Comment (2024-01-09): Hello- Please see assets, Du 3, final CD and 1008 recently uploaded.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.de				Reviewer Comment (2024-01-10): Updated to HPQM (APOR) which is acceptable per guidelines. Seller Comment (2024-01-09): XXXXX Seller Comment (2024-01-09): Please see XXXXX reflecting as Pass	01/10/2024			1	B	A	C	A	B	A	C	A	B	A		PA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $416,466.73 is under disclosed by $3,900.00 compared to the calculated Finance Charge of $420,366.73 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $416,466.73 Calculated finance charge is $420,366.73. Variance of $3,900.00. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable.				Reviewer Comment (2024-01-16): HOA Dues and Capital contribution excluded from finance charges Seller Comment (2024-01-15): Good day-Just following up on review status. thanks Seller Comment (2024-01-11): Pccd Seller Comment (2024-01-11): Good morning-Please see lox & pccd	01/16/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance.	Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance.				Reviewer Comment (2024-01-16): HOA Dues and Capital contribution excluded from finance charges Seller Comment (2024-01-15): Good day-Just following up on review status. thanks Seller Comment (2024-01-11): Good morning-Please see lox & pccd recently uploaded. thanks :)	01/16/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Escrow deposit can not be sourced.				Reviewer Comment (2024-01-10): Sufficient assets verified without EMD. Seller Comment (2024-01-09): Also see XXXXX Report. Seller Comment (2024-01-09): Hello-Please see assets, DU, 1008, final CD	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-01-10): Sufficient assets verified without EMD. Seller Comment (2024-01-09): Please see XXXXX Report	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Unable to source escrow deposit.				Reviewer Comment (2024-01-10): Received and reviewed assets documents. There is a check payment of $10,000 in XXXXX statement. However unable to determine whether it is for EMD or not. Borrower have enough assets to meet cash to close requirement without EMD. Exception Cleared. Seller Comment (2024-01-09): Please review all docs	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $803.60 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $803.60 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-19): Sufficient Cure Provided At Closing		01/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/18/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							01/05/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $126.00 exceeds tolerance of $84.00 plus 10% or $92.40. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $33.60 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $33.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-01-11): XXXXX received corrected PCCD and LOE. Seller Comment (2024-01-10): PCCD SHOWING REDUCED RECORDING FEE	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-01-11): Received VA verification of benefits. Exception cleared.	01/11/2024			1	B	A	C	A	B	A	C	A	B	A		OH	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A letter from the VA or distribution form was not provided to verify VA benefits.				Reviewer Comment (2024-01-11): Received VA verification of benefits. Exception cleared. Seller Comment (2024-01-10): Benefit Letter	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of VA benefits were not provided.				Reviewer Comment (2024-01-11): Received VA verification of benefits. Exception cleared.	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-01-11): Received VA verification of benefits. Exception cleared.	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-01-25): Received appraisal waiver. Exception cleared.	01/25/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Second Home	Purchase		D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,245.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Extension Fee Amount of $1,245.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-01-17): XXXXX received CD and COC dated XX/XX/XX. Seller Comment (2024-01-15): COC, CD , lock	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Missing appraisal.				Reviewer Comment (2024-01-25): File is Appraisal Waiver as per provided AUS. Exception Cleared. Seller Comment (2024-01-24): Corrected LP with PIW/ACE Reviewer Comment (2024-01-16): The provided 2055 exterior only appraisal is already in file. Provide full interior and exterior appraisal for the subject property. Exception Remains. Seller Comment (2024-01-12): Appraisal	01/25/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Second Home	Purchase		D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___					Reviewer Comment (2024-01-30): Client elects to waive. Reviewer Comment (2024-01-25): Client to review.			01/30/2024	2		B		B		B		B		B		TX	Second Home	Purchase		D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $138.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $175.00 exceeds tolerance of $138.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-01-17): XXXXX received rebuttal & COC suffice. Seller Comment (2024-01-16): Please waive the condition with the uploaded XX/XX/XX LE_COC. Appraisal review fee disclosed on LE & COC dated XX/XX/XX due to CU score being at 3 o the UCDP. Thanks. Seller Comment (2024-01-16): XX/XX/XX LE_COC	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file is missing a copy of Hazard Insurance Policy.				Reviewer Comment (2024-01-16): Received and associated Hazard Insurance Policy for the subject property. Details updated. Exception cleared. Seller Comment (2024-01-15): HOI	01/16/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated XX/XX/XX is missing evidence of receipt by borrower.							01/10/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Tip Income	General QM: Unable to verify Tip income due to, missing the Year 2 tax returns or transcript.					Reviewer Comment (2024-01-31): Income confirmed to be housing allowance sufficiently documented Seller Comment (2024-01-22): Borrower does not earn Tip income. He works for a company in XXXXX (Foreign income) and earns base salary and housing allowance. The housing allowance was entered under other income. One year tax returns were provided per FHLMC Guidelines.	01/31/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/30/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $5,000.00 exceeds tolerance of $2,500.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $5,000.00 exceeds tolerance of $2,500.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-01-30): Sufficient Cure Provided At Closing		01/30/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from the lender/seller confirming the condo is warrantable.				Reviewer Comment (2023-12-26): Warrantable docs provided. Buyer Comment (2023-12-21): See attached	12/26/2023			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Subject transaction is purchase of second home; however, in declaration section borrowers has indicated that they would occupy the subject property as their primary residence.				Reviewer Comment (2023-12-28): Correct dec page provided. Buyer Comment (2023-12-26): correct dec pages attached	12/28/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VVOE - Employment Only document is missing.				Reviewer Comment (2023-12-27): Third Party verification for XXXXX and XXXXX Received. Exception Cleared. Buyer Comment (2023-12-26): VOE	12/27/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	XXXXX- VVOE - Employment Only document is missing for XXXXX XXXXX - VVOE - Employment Only document is missing for XXXXX.				Reviewer Comment (2023-12-27): Third Party verification for XXXXX and XXXXX Received. Exception Cleared. Buyer Comment (2023-12-26): VOE	12/27/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	XXXXX- VVOE - Employment Only document is missing for XXXXX.				Reviewer Comment (2023-12-27): Third Party verification for XXXXX Received. Exception Cleared Buyer Comment (2023-12-26): VOE	12/27/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	XXXXX - VVOE - Employment Only document is missing for XXXXX.				Reviewer Comment (2023-12-27): Third Party verification for XXXXX Received. Exception Cleared Buyer Comment (2023-12-26): VOE	12/27/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Buyer Comment (2023-12-28): Lender acknowledged non material EV2. Buyer Comment (2023-12-28): Borrower signed acknowledgment at closing, no waiver obtained. Per Lender ", we did provide this 3 days prior to consummation. It's e-signed XX/XX/XX, so we are within the 3 days. You guys should have the notice of appraisal as well as the PCCD, can you re-review and waive this condition please."			12/28/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Initial XXXXX Rate lock was not provided in the loan file as required.				Reviewer Comment (2023-12-08): Lender provided the required initial XXXXX rate lock . Exception cleared. Buyer Comment (2023-12-06): initial rate lock	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2023-12-18): Provided Rate Lock. Buyer Comment (2023-12-14): rate lock	12/18/2023			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $145.50 exceeds tolerance of $138.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2023-12-19): Sufficient Cure Provided At Closing		12/19/2023		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to missing the AUS required fully executed and complete personal tax returns for most recent two years.				Reviewer Comment (2024-01-04): Income verification reflecting Trust income amount verified and updated. Exception cleared Buyer Comment (2024-01-02): Please see the attached, per Freddie guidelines for a fix payment, tax returns are not needed. Reviewer Comment (2023-12-26): Trust Agreement states $25,000 monthly income as trust income documentation for current receipt require to verify monthly income. Exception remains Buyer Comment (2023-12-26): Good Morning- Uploading Trust Income rebuttal LOE and snippet of FHLMC guidelines	01/04/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk due to missing the AUS required fully executed and complete personal tax returns for most recent two years.				Reviewer Comment (2024-01-05): After further review exception has been cleared.	01/05/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	here are guideline deficiencies related to income doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors) due to missing the AUS required fully executed and complete personal tax returns for most recent two years.				Reviewer Comment (2024-01-05): Income verification reflecting Trust income amount verified and updated. Exception cleared	01/05/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing the Income guideline components, the loan is at QM risk due to missing the AUS required fully executed and complete personal tax returns for most recent two years.				Reviewer Comment (2024-01-05): After further review exception has been cleared.	01/05/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Initial XXXXX Rate lock was not provided				Reviewer Comment (2023-12-29): Initial XXXXX Rate lock document provided and associated Buyer Comment (2023-12-28): XXXXX Lock Form	12/29/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Provide missing E-sign Consent Agreement.				Reviewer Comment (2024-01-10): E-sign Consent Agreement received and associated . Exception Cleared Buyer Comment (2024-01-09): econsent upld	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-01-10): Title supplement received and updated. Exception cleared Buyer Comment (2024-01-09): see attached Title Supplement	01/10/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Provide missing Appraisal with a report date of XX/XX/XX.				Reviewer Comment (2024-01-11): Preliminary appraisal provided. Buyer Comment (2024-01-10): see Order confirmation showing Prelim appraisal was completed XX/XX/XX and emailed XX/XX/XX. Reviewer Comment (2024-01-10): Delivery report of appraisal with a report date of XX/XX/XX required. Exception remains. Buyer Comment (2024-01-09): see attached appraisal dated XX/XX/XX	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-01-11): Supplement report provided with coverage amount and same has been updated .Exception cleared Buyer Comment (2024-01-10): .	01/11/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XXXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on XX/XX/XX are underdisclosed	Page 1 of the Final Closing Disclosure issued on XX/XX/XX lists Estimated Taxes, Insurance & Assessments of $XXX monthly However page 4 Estimated Property Costs over Year 1 is $XXX.
Reviewer Comment (2024-01-10): XXXXX received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2024-01-09): "Please see the attached LOX and PCCD with corrected Property Costs. This is a XXXXX property and annual taxes can be calculated using posted millage rates. Also attached is the millage rate confirmation from XXXXX County portal. Our calculations are based the following: Sales Price of $XXXXX x Mill Rate of XXXXX% = $XXXXX / 100 = $18,770.5346 + Special Assessments of $839.87 = $19,610.4046.  $19,610.4046 / 12 months = $1,634.2003 (Rounded to $1,634.21); Annual HOI costs of $XXXXX / 12 = $XXXXX (Rounded to $XXXXX); Therefore: Monthly Tax of $XXXXX + Monthly HOI of $XXXXX = Monthly ETIA of $XXXXX. Total Monthly Property costs of $XXXXX x 12 = Total Annual Property Costs of $XXXXX."

																			01/10/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Provide missing Appraisal with Report Date of XX/XX/XX.				Reviewer Comment (2024-01-09): Preliminary appraisal received and associated. Exception cleared Buyer Comment (2024-01-08): Initial appraisal	01/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,132.55 exceeds tolerance of $1,100.00 plus 10% or $1,210.00. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $1210 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1210.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-01-19): XXXXX received corrected PCCD and LOE.

Buyer Comment (2024-01-18): pccd docs/proof to bwr upld

Reviewer Comment (2024-01-18): XXXXX received updated PCCD. As per final SS the Title - Lender's Title Insurance and Endorsement fees were paid to Proven Title however as per CD the fees are paid to XXXXX National Title. Please move the fees to section C if both fees are not paid to XXXXX National Title. Provide the updated PCCD for remediation.

Buyer Comment (2024-01-17): see upld pccd docs for rvw, please advise if acceptable and we will send to the borrower and provide proof.

Reviewer Comment (2024-01-17): XXXXX received LOE stating the fee was charged simultaneous on CD. Please provide updated PCCD showing discounted fee for Lender's Title Insurance in section B along with the LOE.

Buyer Comment (2024-01-16): XX/XX/XX coc upld

Reviewer Comment (2024-01-16): The Title - Lenders title insurance fee and Tile - Endorsement fee is falling under 10% tolerance category and the fees are increased without any valid COC. Please provide balanced PCCD for remediation or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-01-11): trid rebuttal upld.

Reviewer Comment (2024-01-10): XXXXX received Settlement Closing Statement. The Title - Lenders title insurance fee and Tile - Endorsement fee is falling under 10% tolerance category and the fees are increased without any valid COC. Please provide balanced PCCD for remediation or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-01-09): final ss upld

																		01/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure provided on XX/XX/XX issue date is missing.				Reviewer Comment (2024-01-10): XXXXX received LOA to remove document(s) 0254 from testing as not provided to the borrower. Buyer Comment (2024-01-09): attestation upld	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $XXX. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least $XXX or Replacement Cost Estimator.				Reviewer Comment (2024-01-10): Replacement cost estimator received . Exception Cleared Buyer Comment (2024-01-09): RCE attached	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Provide evidence the Closing Disclosure issued XX/XX/XX was provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-01-10): XXXXX received initial CD. Buyer Comment (2024-01-10): Initial CD dated XX/XX/XX attached. Reviewer Comment (2024-01-10): XXXXX upon review the file contains only one Final CD signed by borrower on closing date. Whereas, we would required Initial CD three days prior to closing date XX/XX/XX. Kindly provide initial CD three days prior to closing date. Buyer Comment (2024-01-09): Final Closing Disclosure dated XX/XX/XX was provided to borrower on XX/XX/XX, day of Closing. There is no 3days waiting for Final	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Provide evidence the Revised Loan Estimate provided on XX/XX/XX was received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-01-11): Proof of receipt provided. Buyer Comment (2024-01-09): proof Revised LE sent to borrower attached	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,505.75 exceeds tolerance of $478.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee disclosed as $478.00 on LE dated XX/XX/XX, but disclosed as ($xx.xx) on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-01-10): XXXXX received a valid COC. Buyer Comment (2024-01-10): Rate decreased which caused points to increase to $2505.75- increases noted in COC	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Product Testing	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Final Closing Disclosure provided on XX/XX/XX disclosed a Product that does not match the actual product for the loan due to the Final CD not reflecting the Buydown Terms set forth in the Buydown Agreement resulting in discrepancies in calculated Projected Payments. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.				Reviewer Comment (2024-01-11): Product was acceptable. Buyer Comment (2024-01-10): - Buydown fee on Final CD and signed Buydown agreement match. - Loan is Fixed and does not contain an AIR table.	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-01-10): Rate Lock received. Exception Cleared Buyer Comment (2024-01-09): XXXXX Rate lock attached	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Provide missing Appraisal sent to Borrower on XX/XX/XX.				Reviewer Comment (2024-01-10): Received the preliminary appraisal report . Exception Cleared Buyer Comment (2024-01-09): prelim appraisal uploaded	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Compliance	Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Not Considered	Total Buydown Amount collected on HUD/CD $46,013.16 does not match Buydown Subsidy of $48,890.64 required per terms of Buydown Agreement Payment Schedule. Additional subsidy or refund/credit of overage XXXXX be required to meet terms of buydown agreement. Any discrepancy XXXXX impact validity of compliance points and fees findings.	Total Buydown Amount collected on HUD/CD $46,013.16 does not match Buydown Subsidy of $48,890.64 required per terms of Buydown Agreement Payment Schedule. Additional subsidy or refund/credit of overage XXXXX be required to meet terms of buydown agreement. Any discrepancy XXXXX impact validity of compliance points and fees findings. Remove/Clear Exceptions				Reviewer Comment (2024-01-10): Buydown updated as per buydown agreement. Exception Cleared Buyer Comment (2024-01-09): see copy of final disbursement terms per internal screens, with matching agreement and LOE.	01/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing Disclosure is incomplete due to marked Preliminary, partially complete Loan Terms, missing Projected Payments and Loan Calculations.				Reviewer Comment (2024-01-12): XXXXX Received LOA to remove document(s) 156, from testing as not provided to the borrower. Buyer Comment (2024-01-11): LOA	01/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).				Reviewer Comment (2024-01-17): Client elects to restate to Higher Priced QM (APOR) Buyer Comment (2024-01-17): Please re-state this loan to Higher Priced QM (APOR). Passes APR test. Buyer Comment (2024-01-12): XXXXX shows QM presumption of compliance, if your designation differs please provide the details of the variation.	01/17/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client restated to Higher Priced QM (APOR)				Reviewer Comment (2024-01-17): Client elects to waive.			01/17/2024	2		A		B		B		B		A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing Disclosure issued on XX/XX/XXis incomplete				Reviewer Comment (2024-01-17): XXXXX received LOA to remove document(s) 0232 from testing as not provided to the borrower. Buyer Comment (2024-01-16): see Lender Attestation, this CD was not created by XXXXX.	01/17/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $51.94 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The pest Inspection Fee was last disclosed as $0 on the Loan Estimate but disclosed as $51.94 on the Final Closing Disclosure. The file does not contain a valid change of circumstance for this fee, cure provided at closing.
Reviewer Comment (2024-01-18): XXXXX received snip of contract and comment.

Buyer Comment (2024-01-17): Reason for Pest Inspection fee:  it was agreed on the original Sales contract, services ordered by BUYER as part of the transaction and invoice needed to be paid.  See attached Section addressing Pest Inspection fee and Invoice.

Reviewer Comment (2024-01-17): XXXXX received COC however the reason mentioned is not a valid reason. Kindly provide a valid reason as to why the fee added on CD dated XX/XX/XX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2024-01-16): see COC and CD disclosing Pest Inspection Fee $51.94

																		01/18/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	- Occupancy: ___; Declarations/Will borrower occupy: ___	Declaration details updated as per final 1003 declaration form.				Reviewer Comment (2023-12-08): Updated 1003 provided. Buyer Comment (2023-12-07): 1003 attached	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2023-12-01): Sufficient Cure Provided At Closing		12/01/2023		1	A	A	A	A	A	A	A	A	A	A		NJ	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.				Reviewer Comment (2023-12-08): HOI and Appraisal addendum provided. Buyer Comment (2023-12-07): Added condition: Subject property city discrepancy. Note, HOI, Flood cert & title reflect XXXXX, Appraisal/CDA reflects XXXXX, Documents must match - please provide updated documents to reflect the same city for the subject property. Please review updated documents. Appraiser addressed the address on the addendum. Buyer Comment (2023-12-07): HOI attached	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2023-12-14): Delivery provided. Buyer Comment (2023-12-13): Appraisal delivery cert Buyer Comment (2023-12-13): Original appraisal	12/14/2023			1	B	A	B	A	B	A	B	A	B	A		WA	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Agreement: E-sign Consent Agreement is missing.				Reviewer Comment (2023-12-07): E sign provided. Buyer Comment (2023-12-06): Consent Agreement	12/07/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		The Hazard Insurance Policy date is after the later of the disbursement, note date is XX/XX/XX and Insurance policy date is XX/XX/XX.				Reviewer Comment (2023-12-08): Disbursement date shows XX/XX/XX. updated HOI Effective date XX/XX/XX received. Exception Cleared Buyer Comment (2023-12-07): Updated HOI	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date ___, Note Date ___	The Flood Insurance Policy date is after the later of the disbursement, note date is XX/XX/XX and Insurance policy date is XX/XX/XX.				Reviewer Comment (2023-12-08): Disbursement date shows XX/XX/XX. updated Flood insurance Effective date XX/XX/XX received. Exception Cleared Buyer Comment (2023-12-07): Updated Flood	12/08/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property is zoned rural, ineligible property type
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-12-14): Exception provided. Compensating factors are: XXXXX months reserves and XXXXX% DTI. Buyer Comment (2023-12-14): XXXXX exception provided.			12/14/2023	2	C	B	C	B	C	B	C	B	C	B		WA	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Flood hazard dated XX/XX/XX notice not signed and dated by the borrower.				Reviewer Comment (2023-12-07): Signature provided. Buyer Comment (2023-12-07): Disclosure e-signed.	12/07/2023			1	B	A	B	A	B	A	B	A	B	A		WA	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $380.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2024-01-03): Sufficient Cure Provided At Closing		01/03/2024		1	A	A	A	A	A	A	A	A	A	A		IA	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $189.93 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2024-01-03): Sufficient Cure Provided At Closing		01/03/2024		1	A	A	A	A	A	A	A	A	A	A		IA	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage of $429,000.00 is insufficient to cover the the loan amount of $XXXXX however, is insufficient to cover the estimated cost .Please provide a letter from the Insurer stating the maximum insurable amount and/or a replacement costs estimator from the insurer.				Reviewer Comment (2024-01-11): RCE Received for subject Property .Exception Cleared Buyer Comment (2024-01-10): HOI Reviewer Comment (2024-01-09): Require HOI with increase coverage or Insurer to provide ERC or Insurer state in an email that coverage was made to the ERC. Exception Remains Buyer Comment (2024-01-08): LOX	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		IA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of XXX% exceeds Guideline total debt ratio of XXX%. Lender exception in the loan file for DTI ofXXX% exceeding guidelines of 45%.	Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	100% of borrowers funds	SitusAMC SitusAMC,Originator	Reviewer Comment (2023-11-22): Approved to waive with compensating factors.			11/22/2023	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $211.80 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at closing.				Reviewer Comment (2023-11-22): Sufficient Cure Provided At Closing		11/22/2023		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XXX% moderately exceeds the guideline maximum of XXX%. (DTI Exception is eligible to be regraded with compensating factors.)	Approved to allow DTI slightly exceeding guideline requiremtns.	Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	100% of borrowers funds	SitusAMC SitusAMC,Originator	Reviewer Comment (2023-11-22): Approved to waive with compensating factors.			11/22/2023	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide rent free letter from co borrower for previous address XXXXX.				Reviewer Comment (2023-11-30): Letter not required. Buyer Comment (2023-11-29): comment from lender: The property in question is still owned by the borrowers spouse who is also on the loan so a rent free letter is not applicable. The mortgage is on B1s credit as XXXXX	11/30/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Note loan amount of $XXXXX is greater than Guideline maximum loan amount of $3,000,000.00.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-12-15): Exception provided. Compensating factors are: XXXXX% DTI and XXXXX months in reserves, and XXXXX FICO.			12/15/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	File contains only final CD. Initial Closing Disclosure Earlier receipt was not provided.				Reviewer Comment (2023-12-11): XXXXX received initial CD. Buyer Comment (2023-12-08): Esigned initial CD	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase	No Defined Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2023-12-11): Received CDA. Exception Cleared Buyer Comment (2023-12-09): CDA	12/11/2023			1	D	A	D	A	D	A	D	A	D	A		ID	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2023-12-11): Condo documentation provided. Buyer Comment (2023-12-09): lender condo warranty	12/11/2023			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Transcripts (1040) is not provided at the time of loan review.				Reviewer Comment (2024-01-19): Received 1040 Transcript for both borrower. Exception Cleared Buyer Comment (2024-01-18): Transcripts	01/19/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Transcripts (1040) not required as YTD average used to qualify.				Reviewer Comment (2024-01-11): Monthly Average wage income used for co-borrower Frank- W-2 transcript or 1040 Transcript not require. Exception Cleared Buyer Comment (2024-01-10): Wage earner transcripts required W/E income considered in qualification	01/11/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2023-12-27): VVOE for borrower XXXXX received within 10 business days. Exception Cleared Buyer Comment (2023-12-26): VOE	12/27/2023			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-01-18): Project approval received. Exception Cleared Buyer Comment (2024-01-17): condo	01/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: Land Lease Agreement not provided		Require leasehold contract as per appraiser recommendation and comments present on form 1073. Subject property subject to a ground rent in the amount of $XXXXX annually.				Reviewer Comment (2023-12-29): Leasehold provided Buyer Comment (2023-12-27): leasehold	12/29/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2023-12-29): Original appraisal provided. Buyer Comment (2023-12-28): Original appraisal	12/29/2023			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Most Two Year Transcript for the year XXXXX and XXXXX required per guide				Reviewer Comment (2023-12-28): Transcript not require as per AUS as no Tax return used to qualified Wage income. Exception Cleared Buyer Comment (2023-12-27): FHLMC requirements for transcript..only wages used. Not required Buyer Comment (2023-12-27): FNMA guides on transcript..not required	12/28/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Review used trust assets from acct# XXXXX. Trust cert in file not completed. Please provide copy of Trust confirming borrower9s) have unfettered access to these funds.				Reviewer Comment (2023-12-28): Trust agreement Received shows borrowers as Trusteed of trust. Exception Cleared Buyer Comment (2023-12-27): trust	12/28/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $24.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	TRID Zero Percent Tolerance Violation With Sufficient Cure.				Reviewer Comment (2024-01-08): Sufficient Cure Provided within 60 Days of Closing		01/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Missing XXXXX transcripts B1 for bonus income used.				Reviewer Comment (2024-01-23): Received XXXXX, XXXXX and XXXXX Tax transcript. Exception Cleared Buyer Comment (2024-01-22): Transcripts	01/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower is currently living overseas and renting (payroll deduction), provide updated 1003 updating the borrower's current primary residence overseas, and a copy of the lease agreement to verify required housing history.
Reviewer Comment (2024-01-12): VOR provided.

Buyer Comment (2024-01-12): VOR overseas

Reviewer Comment (2024-01-02): We need something showing the lease was in the employers name. Also in lieu of the bank statements/canceled checks we can use the pay stubs. The guidelines require 24 months history.

Buyer Comment (2023-12-28): Per lender Corrected final 1003 with overseas address and LOX from employer

Reviewer Comment (2023-12-14): Provide a contract, lease, or other documentation explaining the why the deduction will stop on XX/XX/XX & a history. Provide an updated 1003 with the primary address.

Buyer Comment (2023-12-12): Email from UW and employer

																		01/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-01-29): Original appraisal provided. Buyer Comment (2024-01-26): Original appraisal	01/29/2024			1	B	A	B	A	B	A	B	A	B	A		WV	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	Require verbal verification of employment from XXXXX within 10 business days.				Reviewer Comment (2024-01-29): Received Third Party Verification For XXXXX. Exception Cleared Buyer Comment (2024-01-26): VOE	01/29/2024			1	C	A	C	A	C	A	C	A	C	A		WV	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	For XXXXX - Award Letter / Continuance Letter is missing for IRA Distribution and evidence of receipt of funds.
Reviewer Comment (2024-01-29): Revised 1008/AUS/1003 received with Asset depletion income. Sufficient asset  available  to used asset depletion income. Exception Cleared

Buyer Comment (2024-01-26): updated income docs

Reviewer Comment (2024-01-24): Provide Income calculation worksheet for asset depletion along with Revised 1008, AUS and 1003 with income change to Asset depletion. Additionally, Require all asset used for asset depletion income (If not provided). Exception Remains

Buyer Comment (2024-01-22): Lender's comments: The loan application under coborrower Income source is listed as Defined Contribution Plan, when it should be Asset Depletion. Please confirm we can update the 1003, 1008 and Findings for resubmission

Buyer Comment (2024-01-22): Per lender: The loan application under coborrower Income source is listed as Defined Contribution Plan, when it should be Asset Depletion. Please confirm we can update the 1003, 1008 and Findings for resubmission

Reviewer Comment (2024-01-18): Require Award Letter / Continuance Letter for IRA Distribution and Evidence of receipt funds as provided statement does not reflects distribution amount. Exception Remains

Buyer Comment (2024-01-17): lox from lender

																		01/29/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $170.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2024-01-04): Sufficient Cure Provided At Closing		01/04/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation form lender/seller confirming the condo is warrantable.	-	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-01-19): Condo docs provided. Warrantable. Buyer Comment (2024-01-18): Condo approval	01/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Title Policy is Preliminary or commitment, and not a final title Policy.				Reviewer Comment (2024-01-23): Final title provided. Exception cleared.	01/23/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-01-23): Final Title policy received covering the loan amount. Exception cleared Buyer Comment (2024-01-22): Title	01/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Transcripts not required in Conforming loans.				Reviewer Comment (2024-01-08): YTD and Monthly average used for wage income. Transcript not require as per AUS and guideline. Exception Cleared Buyer Comment (2024-01-06): Please clear	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Transcripts not required in Conforming loans.				Reviewer Comment (2024-01-08): YTD and Monthly average used for wage income. Transcript not require as per AUS and guideline. Exception Cleared Buyer Comment (2024-01-06): Please clear	01/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $170.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Cure provided at closing. This issue will be cleared when all other open tolerance issues have been resolved.				Reviewer Comment (2024-01-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	01/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of $844.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	HOA Dues were reflected as $0 on initial LE but disclosed as $844 on final CD. These fees should be disclosed under section H . Provide revised PCCD.				Reviewer Comment (2024-01-22): XXXXX Received PCCD along with LOE moving fees to Section H Buyer Comment (2024-01-19): LOE Reviewer Comment (2024-01-18): XXXXX received Disclosures tracking and corrected PCCD. Required LOE to borrower for the changes. Buyer Comment (2024-01-17): Disclosure tracking Buyer Comment (2024-01-17): PCCD	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Missing earlier dated consent
Reviewer Comment (2024-02-02): XXXXX received e-consent and attestation.

Buyer Comment (2024-02-01): Attestation and Econsent Agreement

Reviewer Comment (2024-02-01): XXXXX received rebuttal. The E- sign consent can be provided prior to the application date but the provided approval is approximately 6 months prior. In order to accept an older pre-application dated e consent, provide attestation to determine that the consent was given for the relationship and not for the prior transaction only along with an attestation from the seller indicating the borrower never revoked their consent.

Buyer Comment (2024-01-31): Lender response

Reviewer Comment (2024-01-25): XXXXX received e-consent form with multiple dates earliest date is XX/XX/XX to determine that the consent was given for the relationship and not for the prior transaction only along with an attestation from the seller indicating the borrower never revoked their consent.

Buyer Comment (2024-01-24): Earlier E-consent

																		02/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to QM failure. Loan is testing as HPQM. Loan designation XXXXX be re-designated to HPQM.				Reviewer Comment (2024-01-29): HPQM allowed by XXXXX. Buyer Comment (2024-01-25): Compliance report reflecting HPQM	01/29/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2024-01-29): HCO doc provided. Buyer Comment (2024-01-25): Homeowners counseling list	01/29/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2024-01-29): Doc provided	01/29/2024			1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2024-01-26): Signed/dated Initial 1003 Received. Exception Cleared Buyer Comment (2024-01-25): 1003	01/26/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2024-01-29): Purchase contract received for subject property. Exception cleared Buyer Comment (2024-01-26): Purchase Contract	01/29/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided		Occupancy certificate is missing				Reviewer Comment (2024-01-22): Received Occupancy Certificate. Exception cleared Buyer Comment (2024-01-19): Occupancy Affidavit	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Rider for Planned Unit Development is missing				Reviewer Comment (2024-01-22): Received Rider- PUD. Exception cleared Buyer Comment (2024-01-19): PUD Rider	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		Closing Disclosure dated XX/XX/XX is incomplete missing issue date				Reviewer Comment (2024-01-22): Received letter of explanation from Lender stating incomplete Closing disclosure D0118 is not provided to borrower. Buyer Comment (2024-01-19): Attestation LOX	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Compliance testing XXXXX be unreliable using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.				Reviewer Comment (2024-01-23): XXXXX received LOA to remove document(s) XXX from testing as not provided to the borrower. Buyer Comment (2024-01-19): Please see attestation LOX uploaded XX/XX/XX.	01/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,938.86 exceeds tolerance of $4,906.00 plus 10% or $5,396.60. Insufficient or no cure was provided to the borrower.	No cure was provided to borrower, Total amount of $6,938.86 exceeds tolerance of $4,906.00 plus 10% or $5,396.60. File is missing copy of Valid Change Circumstances				Reviewer Comment (2024-01-24): XXXXX received PCCD dated XX/XX/XX and LOE. Buyer Comment (2024-01-23): PCCD & LOX for review.	01/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	File is Missing a Copy of Right to cancel				Reviewer Comment (2024-01-22): Received Right to cancel(RTC). Exception cleared Buyer Comment (2024-01-19): Right to Cancel	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was dated on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-01-22): Received appraisal report dated XX/XX/XX. Exception cleared Buyer Comment (2024-01-19): XX/XX/XX Appraisal	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Initial XXXXX Rate lock dated on/by XX/XX/XX was not provided in the loan file.				Reviewer Comment (2024-01-22): Received XXXXX rate Lock. Exception cleared Buyer Comment (2024-01-19): Initial Rate Lock	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided						Reviewer Comment (2024-01-22): Received Verification of Identification(Driver's license). Exception cleared Buyer Comment (2024-01-19): Borrower ID	01/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of XXX is under disclosed by $55.00 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold.	XXXXX received XX/XX/XX Corrected CD. Fees in Section D increased on the PCCD. TOP calculation was underrdisclosed at closing over tolerance by $55. XX/XX/XX Final CD, Doc ID 0011 reflects Section D fees of $XXX and the Corrected CD issued XX/XX/XX reflects section D fees total of $XXX. Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $55, proof of mailing and proof of reopening of rescission to all parties as this is a Material Disclosure violation on a rescindable transaction.				Reviewer Comment (2024-01-26): XXXXX received final CD for testing. Buyer Comment (2024-01-24): Please see Final CD with matching PCCD from XX/XX/XX.	01/26/2024			1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $205.50 exceeds tolerance of $138.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-01-16): Sufficient Cure Provided At Closing		01/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the initial XXXXX Rate Lock as instructed per client's guidance.				Reviewer Comment (2024-01-24): XXXXX Initial rate lock provided. Buyer Comment (2024-01-23): initial XXXXX Lock uploaded	01/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was dated on XX/XX/XX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-01-25): Proof of final appraisal sent to the borrower was updated. Exception Cleared. Buyer Comment (2024-01-24): proof final appraisal was sent to borrower Buyer Comment (2024-01-24): proof prelim appraisal was sent to borrower Reviewer Comment (2024-01-24): Preliminary appraisal provided however missing evidence it was provided to the borrower. Exception remains. Buyer Comment (2024-01-23): preliminary appraisal that was dated XX/XX/XX was uploaded to Trailing Docs	01/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No